UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3255

                           PANORAMA SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
              (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
           TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: DECEMBER

                      Date of reporting period: 09/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.9%
--------------------------------------------------------------------------------
AUTO COMPONENTS--2.4%
Continental AG                                         57,969    $    6,734,051
--------------------------------------------------------------------------------
AUTOMOBILES--3.1%
Bayerische Motoren Werke AG                            52,901         2,835,527
--------------------------------------------------------------------------------
Ducati Motor Holding SpA 1                            610,500           566,676
--------------------------------------------------------------------------------
Honda Motor Co.                                        59,720         2,014,628
--------------------------------------------------------------------------------
Porsche AG, Preference                                    689           713,105
--------------------------------------------------------------------------------
Toyota Motor Corp.                                     47,900         2,603,327
                                                                 ---------------
                                                                      8,733,263
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Carnival Corp.                                         57,800         2,718,334
--------------------------------------------------------------------------------
William Hill plc                                      133,510         1,608,599
                                                                 ---------------
                                                                      4,326,933
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.4%
Daito Trust Construction Co. Ltd.                      28,403         1,541,276
--------------------------------------------------------------------------------
Groupe SEB SA                                          20,052         2,329,115
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV             38,700         1,357,869
--------------------------------------------------------------------------------
Sony Corp.                                             40,300         1,630,764
                                                                 ---------------
                                                                      6,859,024
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
GUS plc                                                74,351         1,344,775
--------------------------------------------------------------------------------
MEDIA--3.9%
British Sky Broadcasting Group plc                    128,042         1,308,973
--------------------------------------------------------------------------------
Gestevision Telecinco SA                               21,930           558,949
--------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                       98,000         2,083,480
--------------------------------------------------------------------------------
Mediaset SpA                                          140,000         1,504,546
--------------------------------------------------------------------------------
News Corp., Inc., Cl. B                                26,792           542,134
--------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                         45,524           632,438
--------------------------------------------------------------------------------
Societe Television Francaise 1                         29,910           955,394
--------------------------------------------------------------------------------
Vivendi SA                                             40,940         1,475,919
--------------------------------------------------------------------------------
Zee Telefilms Ltd. 1                                  290,800         1,937,611
                                                                 ---------------
                                                                     10,999,444
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.6%
Next plc                                               84,080         2,984,809
--------------------------------------------------------------------------------
Pinault-Printemps-Redoute SA                            9,830         1,457,155
                                                                 ---------------
                                                                      4,441,964
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.2%
DSG International plc                                  50,870           208,589
--------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                          67,700         2,831,554
--------------------------------------------------------------------------------
Industria de Diseno Textil SA                          65,300         3,043,872
                                                                 ---------------
                                                                      6,084,015
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.3%
Burberry Group plc                                     18,835           181,970
--------------------------------------------------------------------------------
Compagnie Financiere Richemont AG, A Shares            35,256         1,697,318
--------------------------------------------------------------------------------
Luxottica Group SpA                                    99,800         2,939,798
--------------------------------------------------------------------------------
Puma AG                                                 7,490         2,552,513


                  1 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

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Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Swatch Group AG (The), Cl. B                            9,307    $    1,798,210
                                                                 ---------------
                                                                      9,169,809
--------------------------------------------------------------------------------
CONSUMER STAPLES--5.0%
--------------------------------------------------------------------------------
BEVERAGES--2.3%
Carlsberg AS, Cl. B                                    20,200         1,698,836
--------------------------------------------------------------------------------
Foster's Group Ltd.                                   118,971           571,030
--------------------------------------------------------------------------------
Heineken NV                                            30,500         1,395,031
--------------------------------------------------------------------------------
Pernod-Ricard SA                                       13,180         2,742,595
                                                                 ---------------
                                                                      6,407,492
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
William Morrison Supermarkets plc                     177,070           803,267
--------------------------------------------------------------------------------
Woolworths Ltd.                                        34,999           528,478
                                                                 ---------------
                                                                      1,331,745
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Cadbury Schweppes plc                                 107,030         1,135,144
--------------------------------------------------------------------------------
Koninklijke Numico NV                                  16,232           730,698
--------------------------------------------------------------------------------
Nestle SA                                               3,787         1,320,430
                                                                 ---------------
                                                                      3,186,272
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
L'Oreal SA                                             24,450         2,483,414
--------------------------------------------------------------------------------
Safilo SpA 1                                          128,400           582,889
                                                                 ---------------
                                                                      3,066,303
--------------------------------------------------------------------------------
ENERGY--4.9%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
Technip SA                                             81,570         4,635,964
--------------------------------------------------------------------------------
OIL & GAS--3.3%
BG Group plc                                          158,600         1,927,229
--------------------------------------------------------------------------------
BP plc, ADR                                            35,900         2,354,322
--------------------------------------------------------------------------------
Neste Oil Oyj                                          11,125           325,282
--------------------------------------------------------------------------------
Total SA                                               51,560         3,397,751
--------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                          28,200         1,257,720
                                                                 ---------------
                                                                      9,262,304
--------------------------------------------------------------------------------
FINANCIALS--18.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.9%
3i Group plc                                          117,768         2,062,798
--------------------------------------------------------------------------------
Collins Stewart Tullett plc                           335,855         5,470,873
--------------------------------------------------------------------------------
Credit Suisse Group                                    21,061         1,218,572
--------------------------------------------------------------------------------
Mediobanca SpA                                         59,800         1,304,270
--------------------------------------------------------------------------------
MLP AG                                                 35,657           798,045
--------------------------------------------------------------------------------
UBS AG                                                 47,487         2,840,599
                                                                 ---------------
                                                                     13,695,157
--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.9%
Anglo Irish Bank Corp.                                309,351         5,079,945
--------------------------------------------------------------------------------
Commerzbank AG                                         40,687         1,378,573
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                         88,625         2,721,674
--------------------------------------------------------------------------------
Joyo Bank Ltd. (The) 2                                288,000         1,714,335
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                      404         5,181,634


                  2 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

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Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                117,017    $    4,029,176
--------------------------------------------------------------------------------
Societe Generale, Cl. A                                17,490         2,783,372
--------------------------------------------------------------------------------
UniCredito Italiano SpA 3                             179,100         1,486,425
--------------------------------------------------------------------------------
UniCredito Italiano SpA 3                              97,050           804,843
                                                                 ---------------
                                                                     25,179,977
--------------------------------------------------------------------------------
INSURANCE--1.7%
Allianz AG                                             11,658         2,017,580
--------------------------------------------------------------------------------
AMP Ltd.                                              192,173         1,280,447
--------------------------------------------------------------------------------
Prudential plc                                        109,350         1,358,455
                                                                 ---------------
                                                                      4,656,482
--------------------------------------------------------------------------------
REAL ESTATE--0.8%
Solidere, GDR                                          25,380           460,139
--------------------------------------------------------------------------------
Solidere, GDR 4                                       100,420         1,820,615
                                                                 ---------------
                                                                      2,280,754
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.4%
Sumitomo Realty & Development Co. Ltd.                131,000         3,862,408
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Housing Development Finance Corp. Ltd.                 46,600         1,555,684
--------------------------------------------------------------------------------
HEALTH CARE--11.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.0%
Marshall Edwards, Inc. 1,5                            210,000           619,500
--------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,4                            255,600           754,020
--------------------------------------------------------------------------------
NeuroSearch AS 1                                       40,900         1,175,557
--------------------------------------------------------------------------------
NicOx SA 1                                            237,210         3,113,229
                                                                 ---------------
                                                                      5,662,306
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.0%
Art Advanced Research Technologies, Inc. 1,4          270,100           105,116
--------------------------------------------------------------------------------
Art Advanced Research Technologies,
Inc., Cv., Series 2 1                                 113,634            44,223
--------------------------------------------------------------------------------
Essilor International SA                               20,530         2,102,177
--------------------------------------------------------------------------------
Ortivus AB, Cl. B 1                                   279,600           984,379
--------------------------------------------------------------------------------
Phonak Holding AG                                      23,122         1,462,634
--------------------------------------------------------------------------------
Synthes, Inc.                                           9,805         1,089,924
--------------------------------------------------------------------------------
Terumo Corp.                                           50,800         1,926,637
--------------------------------------------------------------------------------
William Demant Holding AS 1                            81,300         6,242,838
                                                                 ---------------
                                                                     13,957,928
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.2%
Astellas Pharma, Inc.                                  19,300           776,085
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                    24,646           656,193
--------------------------------------------------------------------------------
H. Lundbeck AS                                         17,900           417,068
--------------------------------------------------------------------------------
Novogen Ltd. 1                                      1,089,513         2,498,871
--------------------------------------------------------------------------------
Roche Holdings AG                                       9,223         1,594,636
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                      26,185         2,330,920
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                    62,000         1,138,963
--------------------------------------------------------------------------------
SkyePharma plc 1                                      709,442           325,438
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                         27,100         1,690,811


                  3 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

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Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Teva Pharmaceutical Industries Ltd., Sponsored ADR     12,200    $      415,898
                                                                 ---------------
                                                                     11,844,883
--------------------------------------------------------------------------------
INDUSTRIALS--16.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
Empresa Brasileira de Aeronautica SA                  400,126         3,905,015
--------------------------------------------------------------------------------
Qinetiq plc                                           125,500           408,864
                                                                 ---------------
                                                                      4,313,879
--------------------------------------------------------------------------------
AIRLINES--1.0%
easyJet plc 1                                         326,316         2,969,342
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.6%
BTG plc 1                                             387,444         1,001,091
--------------------------------------------------------------------------------
Capita Group plc                                      583,250         5,978,943
--------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                      80,200         2,408,207
--------------------------------------------------------------------------------
Randstad Holding NV                                    13,300           757,412
                                                                 ---------------
                                                                     10,145,653
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.3%
Koninklijke Boskalis Westminster NV                    19,097         1,242,282
--------------------------------------------------------------------------------
Leighton Holdings Ltd.                                 69,391         1,000,210
--------------------------------------------------------------------------------
Vinci SA                                               11,690         1,301,508
                                                                 ---------------
                                                                      3,544,000
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.4%
ABB Ltd.                                              496,358         6,529,721
--------------------------------------------------------------------------------
Ceres Power Holdings plc 1                            145,370           672,971
--------------------------------------------------------------------------------
Ushio, Inc.                                           108,000         2,326,857
                                                                 ---------------
                                                                      9,529,549
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
Siemens AG                                             27,603         2,408,494
--------------------------------------------------------------------------------
MACHINERY--3.2%
Aalberts Industries NV                                 70,253         5,206,994
--------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                      16,713         2,321,977
--------------------------------------------------------------------------------
Takeuchi Mfg. Co. Ltd.                                 32,073         1,495,778
                                                                 ---------------
                                                                      9,024,749
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.8%
Bunzl plc                                             178,433         2,233,378
--------------------------------------------------------------------------------
Wolseley plc                                          133,330         2,810,942
                                                                 ---------------
                                                                      5,044,320
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.9%
Nokia Oyj                                              59,400         1,168,809
--------------------------------------------------------------------------------
Tandberg ASA                                          306,000         3,267,888
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares           1,887,800         6,505,143
                                                                 ---------------
                                                                     10,941,840
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.2%
Benq Corp. 1                                        1,817,000         1,067,774
--------------------------------------------------------------------------------
Logitech International SA 1                           115,077         2,498,573
                                                                 ---------------
                                                                      3,566,347


                  4 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

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Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.0%
Hoya Corp.                                             74,500    $    2,817,950
--------------------------------------------------------------------------------
Keyence Corp.                                           7,590         1,753,846
--------------------------------------------------------------------------------
NEOMAX Co. Ltd. 2                                      75,312         1,287,048
--------------------------------------------------------------------------------
Nidec Corp.                                            30,300         2,294,888
--------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                         45,000           997,169
--------------------------------------------------------------------------------
Omron Corp.                                            56,686         1,391,656
--------------------------------------------------------------------------------
Phoenix Mecano AG                                       1,717           672,822
                                                                 ---------------
                                                                     11,215,379
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.5%
United Internet AG                                     64,188           879,867
--------------------------------------------------------------------------------
Yahoo Japan Corp.                                       1,268           477,144
                                                                 ---------------
                                                                      1,357,011
--------------------------------------------------------------------------------
IT SERVICES--1.1%
Infosys Technologies Ltd.                              75,644         3,061,396
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.2%
Canon, Inc.                                            65,250         3,416,043
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
ASM International NV 1                                 72,600         1,316,964
--------------------------------------------------------------------------------
Samsung Electronics Co.                                 1,773         1,248,570
                                                                 ---------------
                                                                      2,565,534
--------------------------------------------------------------------------------
SOFTWARE--2.7%
Autonomy Corp. plc 1                                  229,536         1,993,060
--------------------------------------------------------------------------------
Business Objects SA 1                                  20,270           689,537
--------------------------------------------------------------------------------
Enix Corp.                                             34,200           829,486
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                      13,000         2,678,688
--------------------------------------------------------------------------------
Sage Group plc (The)                                  302,900         1,424,921
                                                                 ---------------
                                                                      7,615,692
--------------------------------------------------------------------------------
MATERIALS--4.9%
--------------------------------------------------------------------------------
CHEMICALS--2.0%
Filtrona plc                                          236,845         1,164,070
--------------------------------------------------------------------------------
Nufarm Ltd.                                           122,383           893,879
--------------------------------------------------------------------------------
Sika AG 1                                               1,679         2,114,779
--------------------------------------------------------------------------------
Syngenta AG 1                                           8,780         1,324,250
                                                                 ---------------
                                                                      5,496,978
--------------------------------------------------------------------------------
METALS & MINING--2.9%
Companhia Vale do Rio Doce, Sponsored ADR             145,400         2,691,354
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                          20,500         3,392,670
--------------------------------------------------------------------------------
Rio Tinto plc                                          46,771         2,212,929
                                                                 ---------------
                                                                      8,296,953
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
KDDI Corp.                                                292         1,819,361
--------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                               22,230           525,295
--------------------------------------------------------------------------------
Vodafone Group plc                                    760,655         1,741,094
                                                                 ---------------
                                                                      4,085,750


                  5 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Fortum Oyj                                             69,400    $    1,848,942
                                                                 ---------------
Total Common Stocks (Cost $205,131,977)                             279,726,788
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.,
Preference 1 (Cost $337,687)                          360,333           140,232

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
--------------------------------------------------------------------------------
Marshall Edwards, Inc. Wts., Exp. 7/10/11 1            89,460           144,445
--------------------------------------------------------------------------------
NeuroSearch AS Rts., Exp. 10/17/06 1                   40,900           236,503
                                                                 ---------------
Total Rights, Warrants and Certificates (Cost $0)                       380,948

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
--------------------------------------------------------------------------------
Undivided interest of 0.09% in joint
repurchase agreement (Principal Amount/Value
$1,469,294,000, with a maturity value of
$1,469,936,816) with UBS Warburg LLC, 5.25%,
dated 9/29/06, to be repurchased at $1,346,589
on 10/2/06, collateralized by Federal National
Mortgage Assn., 5%, 2/1/36, with a value of
$1,502,659,342 (Cost $1,346,000)                 $  1,346,000         1,346,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED) (COST $206,815,664)                         281,593,968
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--0.6% 6
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
Undivided interest of 0.04% in joint
repurchase agreement (Principal Amount/Value
$3,950,000,000, with a maturity value of
$3,951,787,375) with Nomura Securities, 5.43%,
dated 9/29/06, to be repurchased at $1,708,773
on 10/2/06, collateralized by U.S. Agency
Mortgages, 0.00%-22.12%, 3/15/14-6/25/43, with
a value of $4,029,000,000 (Cost $1,708,000)         1,708,000         1,708,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $208,523,664)         100.7%      283,301,968
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.7)       (2,063,618)
                                                 -------------------------------
NET ASSETS                                              100.0%   $  281,238,350
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security.  See accompanying Notes.

3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $2,679,751 or 0.95% of the Fund's net assets as of September 30, 2006.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2006 was $619,500, which represents 0.22% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                  6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                         VALUE       PERCENT
--------------------------------------------------------------------------------
United Kingdom                                   $     52,372,215          18.5%
Japan                                                  47,666,782          16.8
France                                                 31,798,050          11.2
Switzerland                                            26,162,468           9.2
Germany                                                20,317,755           7.2
The Netherlands                                        12,007,250           4.2
Sweden                                                 10,321,076           3.6
Denmark                                                 9,770,802           3.5
India                                                   9,276,365           3.3
Italy                                                   9,189,447           3.2
Australia                                               7,947,487           2.8
United States                                           7,290,299           2.6
Brazil                                                  6,596,369           2.3
Spain                                                   6,011,028           2.1
Ireland                                                 5,079,945           1.8
Korea, Republic of South                                4,095,842           1.5
South Africa                                            3,392,670           1.2
Finland                                                 3,343,033           1.2
Norway                                                  3,267,888           1.2
Lebanon                                                 2,280,754           0.8
Mexico                                                  2,083,480           0.7
Bermuda                                                 1,257,720           0.4
Taiwan                                                  1,067,774           0.4
Israel                                                    415,898           0.2
Canada                                                    289,571           0.1
                                                 -------------------------------
Total                                            $    283,301,968         100.0%
                                                 ===============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $     209,315,297
                                              ==================

Gross unrealized appreciation                 $      78,726,448
Gross unrealized depreciation                        (4,815,240)
                                              ------------------
Net unrealized appreciation                   $      73,911,208
                                              ==================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by


                  7 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.


                  8 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of September 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                              CONTRACT
                                          EXPIRATION            AMOUNT         VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                           DATES            (000S)          SEPT. 30, 2006   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Euro (EUR)                           10/2/06-10/3/06           969,228   EUR   $     1,229,192   $         --   $      2,586
Swiss Franc (CHF)                    10/2/06-10/3/06            61,643   CHF            49,306             --            174
                                                                                                 ----------------------------
                                                                                                           --          2,760
                                                                                                 ----------------------------
CONTRACTS TO SELL
Euro (EUR)                                   10/3/06           361,336   EUR           458,273            891             --
                                                                                                 ----------------------------
Total unrealized appreciation
and depreciation                                                                                 $        891   $      2,760
                                                                                                 ============================

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                        ACQUISITION               VALUATION AS OF    UNREALIZED
SECURITY                       DATE         COST   SEPT. 30, 2006  DEPRECIATION
--------------------------------------------------------------------------------
Marshall Edwards, Inc.     12/28/05  $ 1,496,007  $       619,500  $    876,507

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Fund had on loan securities valued at $1,622,660, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $1,708,000 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required


                  9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  10 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA



Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--7.8%
--------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan
Pass-Through Certificates, Series 2005-HE7, Cl.
A2B, 5.51%, 11/25/35 1                              $     40,000    $    40,043
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl.
A2, 5.81%, 5/25/34 1                                     130,000        130,584
--------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed
Pass-Through Certificates, Series 2006-M3, Cl.
A2B, 5.43%, 9/25/36 1                                     30,000         30,000
--------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed
Pass-Through Certificates, Series 2006-W5, Cl.
A2B, 5.43%, 5/26/36 1                                     50,000         50,031
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2,
Automobile Asset-Backed Securities, Series
2004-2, Cl. A3, 3.58%, 1/15/09                            80,000         78,876
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A,
Asset-Backed Certificates, Series 2006-A, Cl.
AV2, 5.43%, 5/16/36 1                                     60,000         60,038
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16,
Asset-Backed Certificates, Series 2005-16, Cl.
2AF2, 5.382%, 5/25/36 1                                   30,000         29,954
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17,
Asset Backed Certificates, Series 2005-17, Cl.
1AF1, 5.53%, 5/25/36 1                                    35,693         35,736
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17,
Asset-Backed Certificates, Series 2005-17, Cl.
1AF2, 5.363%, 5/25/36 1                                   20,000         19,964
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan
Pass-Through Certificates, Series 2005-B, Cl. A2,
3.75%, 12/8/07                                             3,138          3,139
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10,
Mtg. Pass-Through Certificates, Series 2005-FF10,
Cl. A3, 5.54%, 11/25/35 1                                110,000        110,117
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10,
Mtg. Pass-Through Certificates, Series 2006-FF10,
Cl. A3, 5.414%, 7/25/36 1                                 50,000         50,031
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg.
Pass-Through Certificates, Series 2006-FF5, Cl.
2A1, 5.38%, 5/15/36 1                                     32,644         32,667
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series 2006-FF9, Cl.
2A2, 5.434%, 7/7/36 1                                     30,000         30,019
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan
Pass-Through Certificates, Series 2005-A, Cl. A3,
3.48%, 11/17/08                                           44,555         44,227
--------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity
Loan Pass-Through Certificates, Series 2005-3,
Cl. A1, 5.59%, 1/20/35 1                                  39,169         39,230
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                 51,517         51,375
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                  36,532         36,367
--------------------------------------------------------------------------------
Mastr Asset Backed Securities Trust 2006-WMC3,
Mtg. Pass-Through Certificates, Series 2006-WMC3,
Cl. A3, 5.43%, 9/29/36 1                                  70,000         70,000
--------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through
Certificates, Series 2005-WMC6, Cl. A2B, 5.59%,
7/25/35 1                                                 30,000         30,069
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 5.43%,
7/1/36 1                                                  90,000         90,056
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-1,
Mtg. Pass-Through Certificates, Series 2005-1,
Cl. AF2, 3.914%, 5/25/35 1                                18,160         18,042
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2,
Mtg. Pass-Through Certificates, Series 2005-2,
Cl. AF2, 4.415%, 4/25/35 1                                30,000         29,726
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6,
Mtg. Pass-Through Certificates, Series 2005-6,
Cl. A3, 5.68%, 1/25/36 1                                  30,000         29,982


                       1 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
--------------------------------------------------------------------------------
RAMP, Series 2006-RS4 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-RS4, Cl.
A1, 5.41%, 7/25/36 1                                $     27,537    $    27,554
--------------------------------------------------------------------------------
RASC, Series 2006-KS7 Trust, Home Equity Mtg.
Asset-Backed Pass-Through Certificates, Series
2006-KS7, Cl. A2, 5.428%, 9/25/36 1                       60,000         59,989
--------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-2, Cl. A1,
5.39%, 4/25/36 1                                          34,884         34,908
--------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg.
Pass-Through Certificates, Series 2003-25XS, Cl.
A4, 4.51%, 8/25/33                                         2,166          2,155
--------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities
2006-2 Trust, Home Equity Asset-Backed
Certificates, Series 2006-2, Cl. A2, 5.424%,
7/25/36 1                                                 50,000         50,031
                                                                    ------------
Total Asset-Backed Securities (Cost $1,317,232)                       1,314,910
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--81.0%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--70.6%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--68.1%
Fannie Mae Whole Loan, CMO Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44        100,240        103,494
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                            140,273        135,494
5%, 8/1/33                                               178,956        172,749
5%, 10/1/36 2                                             49,000         47,132
6%, 10/1/22-9/1/24                                       245,861        249,337
6.50%, 4/1/18-12/1/30                                    253,281        259,582
7%, 8/1/16-10/1/31                                       257,081        264,041
7.50%, 4/1/36                                            132,849        138,162
10.50%, 10/1/20                                            7,550          8,415
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd.
Multiclass Mtg. Participation Certificates:
Series 2042, Cl. N, 6.50%, 3/15/28                        50,131         51,234
Series 2046, Cl. G, 6.50%, 4/15/28                       149,784        154,087
Series 3153, Cl. FJ, 5.71%, 5/15/36 1                     27,947         28,028
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real
Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 1674, Cl. Z, 6.75%, 2/15/24                       126,225        131,244
Series 2002-66, Cl. FG, 6.33%, 9/25/32 1                 100,528        102,274
Series 2002-84, Cl. FB, 6.33%, 12/25/32 1                100,445        102,397
Series 2003-11, Cl. FA, 6.33%, 9/25/32 1                 100,608        102,516
Series 2034, Cl. Z, 6.50%, 2/15/28                        17,229         17,696
Series 2053, Cl. Z, 6.50%, 4/15/28                        22,512         23,131
Series 2055, Cl. ZM, 6.50%, 5/15/28                       29,552         30,165
Series 2080, Cl. Z, 6.50%, 8/15/28                        19,882         20,322
Series 2122, Cl. F, 5.78%, 2/15/29 1                     100,797        101,438
Series 2220, Cl. PD, 8%, 3/15/30                           7,660          8,152
Series 2326, Cl. ZP, 6.50%, 6/15/31                       18,152         18,629
Series 2387, Cl. PD, 6%, 4/15/30                          14,630         14,647
Series 2500, Cl. FD, 5.83%, 3/15/32 1                     12,707         12,840
Series 2526, Cl. FE, 5.73%, 6/15/29 1                     17,829         17,905
Series 2530, Cl. FD, 5.83%, 2/15/32 1                     36,890         36,995
Series 2551, Cl. FD, 5.73%, 1/15/33 1                     14,472         14,630
Series 2551, Cl. LF, 5.83%, 1/15/33 1                    153,475        155,702
Series 2583, Cl. KA, 5.50%, 3/15/22                       22,739         22,717


                       2 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
--------------------------------------------------------------------------------
Series 2939, Cl. PE, 5%, 2/15/35                    $    247,000    $   231,624
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 14.168%, 2/1/28 3                      8,762          1,868
Series 200, Cl. IO, 13.387%, 1/1/29 3                     10,459          2,290
Series 205, Cl. IO, 10.359%, 9/1/29 3                     55,265         12,297
Series 2003-26, Cl. I O, 10.614%, 4/25/33 3               59,584         13,106
Series 2003-118, Cl. S, 10.01%, 12/25/33 3               148,928         16,382
Series 2005-87, Cl. SG, 10.772%, 10/25/35 3              251,996         14,592
Series 2074, Cl. S, 0.378%, 7/17/28 3                     11,354          1,081
Series 2079, Cl. S, (0.633)%, 7/17/28 3                   18,271          1,819
Series 2526, Cl. SE, 2.111%, 6/15/29 3                    29,366          1,538
Series 2819, Cl. S, 0.833%, 6/15/34 3                    249,329         17,876
Series 2920, Cl. S, (0.432)%, 1/15/35 3                  164,653          7,932
Series 3000, Cl. SE, (3.796)%, 7/15/25 3                 190,337          7,278
Series 3004, Cl. SB, 8.215%, 7/15/35 3                   274,145          8,029
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/21 2                                         279,000        269,235
5%, 6/1/18-3/1/34                                        719,128        700,930
5%, 10/1/21-10/1/36 2                                    967,000        937,011
5.50%, 3/1/33-1/1/34                                   1,162,903      1,149,415
5.50%, 10/1/21-10/1/36 2                                 815,000        806,264
6%, 7/1/24-11/1/32                                       714,443        721,181
6%, 10/1/21 2                                            455,000        461,967
6.50%, 2/1/09-11/1/31                                    711,576        728,575
6.50%, 10/1/36 2                                         307,000        312,660
7%, 11/1/13-4/1/34                                       460,793        475,212
7.50%, 2/1/27-8/1/33                                     492,172        511,133
8.50%, 7/1/32                                              1,773          1,909
--------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real
Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 2001-50, Cl. NE, 6%, 8/25/30                         7,319          7,336
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                    77,111         78,706
Trust 2001-70, Cl. LR, 6%, 9/25/30                        11,900         11,922
Trust 2001-72, Cl. NH, 6%, 4/25/30                         4,992          4,990
Trust 2001-74, Cl. PD, 6%, 5/25/30                         1,742          1,738
Trust 2002-9, Cl. PC, 6%, 3/25/17                         74,206         75,336
Trust 2002-77, Cl. WF, 5.73%, 12/18/32 1                  21,521         21,702
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                    187,000        184,521
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                    137,000        134,883
Trust 2003-84, Cl. PW, 3%, 6/25/22                        70,000         68,515
Trust 2003-116, Cl. FA, 5.73%, 11/25/33 1                 15,585         15,670
Trust 2004-101, Cl. BG, 5%, 1/25/20                       67,000         65,501
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                   40,000         38,703
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                   130,000        130,445
Trust 2006-50, Cl. KS, 4.657%, 6/25/36 1                 104,280        101,668
Trust 2006-50, Cl. SA, 4.657%, 6/25/36 1                  27,592         26,701
Trust 2006-50, Cl. SK, 5.657%, 6/25/36 1                  18,867         18,494
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                    179,131        179,489


                       3 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., CMO Gtd. Real
Estate Mtg. Investment Conduit Pass-Through
Certificates, Interest-Only Stripped Mtg.-Backed
Security:
Trust 2002-28, Cl. SA, 0.868%, 4/25/32 3            $     14,767    $     1,059
Trust 2002-38, Cl. SO, (3.614)%, 4/25/32 3                34,493          2,042
Trust 2002-39, Cl. SD, (1.659)%, 3/18/32 3                22,808          1,715
Trust 2002-48, Cl. S, 1.196%, 7/25/32 3                   24,998          1,931
Trust 2002-52, Cl. SL, 1.23%, 9/25/32 3                   15,263          1,217
Trust 2002-53, Cl. SK, (1.244)%, 4/25/32 3                79,468          6,794
Trust 2002-56, Cl. SN, 2.205%, 7/25/32 3                  34,084          2,698
Trust 2002-77, Cl. IS, 1.485%, 12/18/32 3                 58,765          4,689
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 221, Cl. 2, 12.167%, 5/1/23 3                       19,339          4,443
Trust 240, Cl. 2, 20.946%, 9/1/23 3                       30,259          6,734
Trust 294, Cl. 2, 8.084%, 2/1/28 3                       205,228         45,761
Trust 301, Cl. 2, 6.486%, 4/1/29 3                        25,351          5,433
Trust 319, Cl. 2, 11.40%, 2/1/32 3                        17,556          4,041
Trust 321, Cl. 2, 11.359%, 4/1/32 3                       77,332         17,823
Trust 324, Cl. 2, 6.03%, 7/1/32 3                         96,959         22,039
Trust 329, Cl. 2, 10.176%, 1/1/33 3                       73,608         17,673
Trust 334, Cl. 12, 5.349%, 2/1/33 3                      135,603         28,903
Trust 344, Cl. 2, 7.971%, 12/1/33 3                      134,694         31,188
Trust 362, Cl. 12, 4.14%, 8/1/35 3                        96,306         20,708
Trust 362, Cl. 13, 4.145%, 8/1/35 3                       53,434         11,877
Trust 364, Cl. 15, 7.249%, 9/1/35 3                       95,346         19,301
Trust 2001-61, Cl. SH, 8.995%, 11/18/31 3                 91,653          8,633
Trust 2001-63, Cl. SD, 2.124%, 12/18/31 3                 26,348          2,520
Trust 2001-68, Cl. SC, 1.946%, 11/25/31 3                 18,655          1,633
Trust 2001-81, Cl. S, 2.649%, 1/25/32 3                   19,911          1,500
Trust 2002-9, Cl. MS, 1.143%, 3/25/32 3                   28,408          2,277
Trust 2002-77, Cl. SH, 2.874%, 12/18/32 3                 23,689          2,261
Trust 2003-4, Cl. S, 9.921%, 2/25/33 3                    50,052          5,689
Trust 2005-40, Cl. SA, (2.773)%, 5/25/35 3                92,857          4,690
Trust 2005-40, Cl. SB, 0.214%, 5/25/35 3                 119,028          5,133
Trust 2005-71, Cl. SA, 3.309%, 8/25/25 3                 121,013          6,916
Trust 2006-33, Cl. SP, 13.681%, 5/25/36 3                480,720         37,489
                                                                    ------------
                                                                     11,461,489
--------------------------------------------------------------------------------
GNMA/GUARANTEED--2.5%
Government National Mortgage Assn., 7%,
10/15/23-3/15/26                                         141,395        146,077
--------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real
Estate Mtg. Investment Conduit Pass-Through
Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                      139,794        150,046
Series 2000-7, Cl. Z, 8%, 1/16/30                         82,152         87,701


                       4 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
--------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, (0.44)%, 7/16/28 3          $     36,898    $     3,628
Series 2001-21, Cl. SB, (5.825)%, 1/16/27 3              185,868         12,044
Series 2006-47, Cl. SA, 16.226%, 8/16/36 3               313,686         18,779
                                                                    ------------
                                                                        418,275
--------------------------------------------------------------------------------
NON-AGENCY--10.4%
--------------------------------------------------------------------------------
COMMERCIAL--8.5%
Banc of America Commercial Mortgage, Inc.,
Commercial Mtg. Pass-Through Certificates, Series
2005-3, Cl. A2, 4.501%, 7/10/43                           80,000         78,277
--------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through
Certificates, Series 2004-2, Cl. 2A1, 6.50%,
7/20/32                                                   62,155         63,210
--------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO
Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                    47,907         48,312
--------------------------------------------------------------------------------
Series 2005-E, Cl. 2A2, 4.975%, 6/25/35 1                  7,724          7,715
--------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multi-Class Mtg.
Pass-Through Certificates, Series 2006-2, Cl.
A1B, 5.43%, 8/25/08 1                                     49,068         49,117
--------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc. Mortgage Loan
Trust, CMO, Series 2006-AB2, Cl. A7,
5.961%, 6/25/36                                          103,407        103,318
--------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc. Mortgage Loan
Trust, CMO, Series 2006-AB3, Cl. A7,
6.36%, 4/25/08                                            35,836         35,956
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial
Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                   50,000         49,201
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                   50,000         49,538
--------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
Commercial Mtg. Pass-Through Certificates, Series
1997-C1, Cl. A3, 6.869%, 7/15/29                          18,513         18,652
--------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                  50,000         48,879
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                  50,000         49,948
--------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                 20,000         19,620
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                 70,000         69,051
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2005-C5, Cl. A2,
4.885%, 9/15/30                                           50,000         49,654
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through
Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                      71,891         71,522
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                   41,806         41,545
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial
Mtg. Pass-Through Certificates, Series PRU-HTG
2000-C1, Cl. A2, 7.306%, 10/6/15                          96,000        103,142
--------------------------------------------------------------------------------
RALI, Series 2006-QS13 Trust, Mtg. Asset-Backed Pass
Through Certificates, Series 2006-QS13, Cl. 1A8, 6%,
9/25/36                                                  110,000        110,052
--------------------------------------------------------------------------------
RALI, Series 2006-QS5 Trust, Mtg.
Asset-BackedPass-Through Certificates, Series
2006-QS5, Cl. 2A2, 6%, 4/25/08                           119,350        119,269
--------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB,
CMO Pass-Through Certificates, Series 2006-A9CB,
Cl. A5, 6%, 9/25/36                                      108,075        107,966
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust,
Commercial Mtg. Obligations, Series 2005-C17, Cl.
A2, 4.782%, 3/15/42                                       90,000         89,016


                       5 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
--------------------------------------------------------------------------------
COMMERCIAL CONTINUED
--------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series
2005-AR5 Trust, Series 2005-AR5, Cl. A1, 4.673%,
5/25/35  1                                          $     35,869    $    35,769
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-DD
Trust, CMO Mtg. Pass-Through Certificates, Series
2004-DD, Cl. 2A1, 4.509%, 1/25/35 1                        6,234          6,215
                                                                    ------------
                                                                      1,424,944
--------------------------------------------------------------------------------
OTHER--0.9%
JP Morgan Mortgage Trust, CMO Pass-Through
Certificates, Series 2005-S2, Cl. 3A1, 6.731%,
2/25/32 1                                                112,148        113,622
--------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series
2005-AR8 Trust, Series 2005-AR8, Cl. 2AB1, 5.58%,
7/25/45 1                                                 45,699         45,834
                                                                    ------------
                                                                        159,456
--------------------------------------------------------------------------------
RESIDENTIAL--1.0%
Countrywide Alternative Loan Trust, CMO, Series
2005-J1, Cl. 3A1, 6.50%, 8/25/32                         120,649        121,930
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                  42,008         41,718
                                                                    ------------
                                                                        163,648
                                                                    ------------
Total Mortgage-Backed Obligations (Cost $13,676,944)                 13,627,812
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--26.4%
--------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.690%, 10/5/07 4,5               90,000         85,472
--------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.125%,
11/15/06                                                 910,000        907,610
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.,
5.25%, 7/18/11 5                                         900,000        913,593
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
6%, 5/15/11                                              200,000        209,141
7.25%, 1/15/10 6                                         970,000      1,038,950
--------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding
STRIPS, 5.218%, 1/15/21 4,5                              825,000        406,293
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.625%, 8/31/11 5                                        221,000        221,311
4.875%, 8/31/08 5                                        650,000        652,006
                                                                    ------------
Total U.S. Government Obligations (Cost $4,443,586)                   4,434,376
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.1%
--------------------------------------------------------------------------------
Undivided interest of 0.01% in joint repurchase
agreement (Principal Amount/Value $1,469,294,000,
with a maturity value of $1,469,936,816) with UBS
Warburg LLC, 5.25%, dated 9/29/06, to be
repurchased at $193,084 on 10/2/06,
collateralized by Federal National Mortgage
Assn., 5%, 2/1/36, with a value of $1,502,659,342
(Cost $193,000)                                          193,000        193,000


                       6 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS
PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED) (COST $19,630,762)                                          $19,570,098
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--10.8% 7,8
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--10.8%
Undivided interest of 0.05% in joint repurchase
agreement (Principal Amount/Value $3,950,000,000,
with a maturity value of $3,951,787,375) with
Nomura Securities, 5.43%, dated 9/29/06, to be
repurchased at $1,816,249 on 10/2/06,
collateralized by U.S. Agency Mortgages,
0.00%-22.12%, 3/15/14-6/25/43, with a value of
$4,029,000,000 (Cost $1,815,428)                    $  1,815,428    $ 1,815,428
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $21,446,190)             127.1%    21,385,526
--------------------------------------------------------------------------------

LIABILITIES IN EXCESS OF OTHER ASSETS                      (27.1)    (4,556,752)
                                                    ----------------------------
NET ASSETS                                                 100.0%   $16,828,774
                                                    ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. When-issued security or forward commitment to be delivered and settled after September 30, 2006. See accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $477,349 or 2.84% of the Portfolio's net assets as of September 30, 2006.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Partial or fully-loaned security. See accompanying Notes.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $37,488. See accompanying Notes.

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

8. The Portfolio may have elements of risk due to concentrated Investments. Such concentrations may subject the Portfolio to additional risks.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                  $    21,446,190
Federal tax cost of other investments                                  (441,246)
                                                                ----------------
Total federal tax cost                                          $    21,004,944
                                                                ================

Gross unrealized appreciation                                   $       161,445
Gross unrealized depreciation                                          (190,599)
                                                                ----------------
Net unrealized depreciation                                     $       (29,154)
                                                                ================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by


                       7 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2006, the Portfolio had purchased $2,824,877 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that


                       8 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2006, the Portfolio had outstanding futures contracts as follows:

                                                                               UNREALIZED
                             EXPIRATION   NUMBER OF      VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS   SEPTEMBER 30, 2006   (DEPRECIATION)
------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                12/19/06          22   $        2,472,938   $       41,778
U.S. Treasury Nts., 10 yr.     12/19/06           5              540,313            3,394
                                                                           ---------------
                                                                                   45,172
                                                                           ---------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.      12/29/06           9            1,840,500           (3,046)
U.S. Treasury Nts., 5 yr.      12/29/06          15            1,582,734          (10,864)
                                                                           ---------------
                                                                                  (13,910)
                                                                           ---------------
                                                                           $       31,262
                                                                           ===============

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports. The Portfolio also records any periodic payments received from (paid to) the


                       9 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

counterparty, including at termination, under such contracts as realized gain
(loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2006, the Portfolio had entered into the following total return swap agreements:

SWAP                      NOTIONAL                                                    TERMINATION    UNREALIZED
COUNTERPARTY                AMOUNT  PAID BY THE PORTFOLIO  RECEIVED BY THE PORTFOLIO        DATES  APPRECIATION
----------------------------------------------------------------------------------------------------------------
                                         If negative, the
                                        absolute value of       Lehman Brothers CMBS
                                         the Total Return    Index Spread plus Total
                                       Amount for a given    Return Amount value for
Deutsche Bank AG         $ 160,000          Index Period.      a given Index Period.      12/1/06  $        118
----------------------------------------------------------------------------------------------------------------
                                         If negative, the   If positive, receive the
                                        absolute value of       Spread on the Lehman
                                      the Lehman Brothers     Brothers CMBS AAA 8.5+
Lehman Brothers                       CMBS AAA 8.5+ Index        Index Spread Return
Special Financing, Inc.    180,000  Spread Return Amount.  Amount, and Carry Amount.      12/1/06           130
                                                                                                   -------------
                                                                                                   $        248
                                                                                                   =============

Abbreviation is as follows:

CMBS     Commercial Mortgage Backed Securities

SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Portfolio is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Portfolio on the next business day. Cash collateral may be invested in approved investments and the Portfolio bears the risk of any loss in value of these investments. The Portfolio retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Portfolio had on loan securities valued at $2,285,824, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $2,331,295 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                      10 | GOVERNMENT SECURITIES PORTFOLIO



Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.4%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
ArvinMeritor, Inc. 1                                       900  $        12,816
--------------------------------------------------------------------------------
Autoliv, Inc.                                              600           33,066
--------------------------------------------------------------------------------
Tenneco, Inc. 2                                            700           16,373
                                                                ----------------
                                                                         62,255
--------------------------------------------------------------------------------
AUTOMOBILES--0.3%
General Motors Corp.                                     4,900          162,974
--------------------------------------------------------------------------------
Harley-Davidson, Inc. 1                                  3,300          207,075
--------------------------------------------------------------------------------
Thor Industries, Inc. 1                                    100            4,117
                                                                ----------------
                                                                        374,166
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.0%
ITT Educational Services, Inc. 2                           600           39,780
--------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc. 1                         400           12,004
                                                                ----------------
                                                                         51,784
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.6%
Choice Hotels International, Inc. 1                        100            4,090
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                                 1,000           42,470
--------------------------------------------------------------------------------
Domino's Pizza, Inc. 1                                     200            5,130
--------------------------------------------------------------------------------
International Game Technology                           12,000          498,000
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1,2                                  400           20,872
--------------------------------------------------------------------------------
Las Vegas Sands Corp. 2                                  1,200           82,020
--------------------------------------------------------------------------------
Marriott International, Inc., Cl. A 1                    3,300          127,512
--------------------------------------------------------------------------------
McDonald's Corp.                                         9,700          379,464
--------------------------------------------------------------------------------
MGM Mirage, Inc. 1,2                                     2,800          110,572
--------------------------------------------------------------------------------
Starbucks Corp. 2                                        2,900           98,745
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                6,000          343,140
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                     400           16,008
--------------------------------------------------------------------------------
WMS Industries, Inc. 1,2                                   300            8,763
--------------------------------------------------------------------------------
Wyndham Worldwide Corp. 2                                1,080           30,208
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                       12,800          666,240
                                                                ----------------
                                                                      2,433,234
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.0%
Ethan Allen Interiors, Inc. 1                              400           13,864
--------------------------------------------------------------------------------
Furniture Brands International, Inc. 1                     800           15,232
--------------------------------------------------------------------------------
Leggett & Platt, Inc.                                      900           22,527
--------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1,2                       600           10,302
                                                                ----------------
                                                                         61,925
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
Liberty Media Holding Corp.-Interactive,
Series A 2                                              11,700          238,446
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Mattel, Inc.                                             1,400           27,580
--------------------------------------------------------------------------------
MEDIA--3.3%
CBS Corp., Cl. B                                         6,100          171,837
--------------------------------------------------------------------------------
Clear Channel Communications, Inc. 1                    23,400          675,090


                              1 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
MEDIA CONTINUED
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 2                                   7,900  $       291,115
--------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 2                             14,400          283,392
--------------------------------------------------------------------------------
Gannett Co., Inc.                                       11,200          636,496
--------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital,
Series A 1,2                                             2,800          233,996
--------------------------------------------------------------------------------
Live Nation 1,2                                            200            4,084
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                            10,900          632,527
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                 15,900          312,435
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                      5,600          524,160
--------------------------------------------------------------------------------
Time Warner, Inc.                                       37,800          689,094
--------------------------------------------------------------------------------
Tribune Co. 1                                            1,000           32,720
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 2                                    5,852          217,577
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                   10,400          321,464
                                                                ----------------
                                                                      5,025,987
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
Big Lots, Inc. 1,2                                       2,100           41,601
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A 1                                 1,800           58,914
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1,2                             2,500           77,400
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                               2,200           64,328
--------------------------------------------------------------------------------
Federated Department Stores, Inc.                        3,200          138,272
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.) 1                   10,100          690,739
--------------------------------------------------------------------------------
Kohl's Corp. 2                                           2,200          142,824
--------------------------------------------------------------------------------
Nordstrom, Inc.                                         15,600          659,880
--------------------------------------------------------------------------------
Sears Holdings Corp. 2                                     900          142,281
                                                                ----------------
                                                                      2,016,239
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.5%
American Eagle Outfitters, Inc. 1                          800           35,064
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1,2                               1,000           41,860
--------------------------------------------------------------------------------
Barnes & Noble, Inc.                                     1,700           64,498
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                       2,500          133,900
--------------------------------------------------------------------------------
Charming Shoppes, Inc. 1,2                               1,700           24,276
--------------------------------------------------------------------------------
Christopher & Banks Corp. 1                                600           17,688
--------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group 1           2,600           65,286
--------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                                 700           15,274
--------------------------------------------------------------------------------
Gap, Inc. (The)                                         24,800          469,960
--------------------------------------------------------------------------------
Group 1 Automotive, Inc. 1                                 300           14,970
--------------------------------------------------------------------------------
Guess?, Inc. 1,2                                           700           33,971
--------------------------------------------------------------------------------
Gymboree Corp. 1,2                                         500           21,090
--------------------------------------------------------------------------------
Home Depot, Inc.                                        21,400          776,178
--------------------------------------------------------------------------------
Limited Brands, Inc.                                    12,400          328,476
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                       14,600          409,676
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                              1,350           50,234
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                    1,600           69,664
--------------------------------------------------------------------------------
Office Depot, Inc. 2                                    16,200          643,140
--------------------------------------------------------------------------------
OfficeMax, Inc.                                            900           36,666
--------------------------------------------------------------------------------
Pantry, Inc. (The) 2                                       300           16,911


                              2 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
--------------------------------------------------------------------------------
Payless ShoeSource, Inc. 2                                 600  $        14,940
--------------------------------------------------------------------------------
RadioShack Corp. 1                                         500            9,650
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1,2                                  1,000           29,290
--------------------------------------------------------------------------------
Staples, Inc.                                            2,100           51,093
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                    10,600          297,118
--------------------------------------------------------------------------------
Tween Brands, Inc. 1,2                                     500           18,800
                                                                ----------------
                                                                      3,689,673
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Brown Shoe Co., Inc.                                       400           14,336
--------------------------------------------------------------------------------
Columbia Sportswear Co. 1,2                                300           16,749
--------------------------------------------------------------------------------
Liz Claiborne, Inc. 1                                    1,300           51,363
--------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                  700           29,239
--------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1,2                           700           16,457
--------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                 400           11,324
                                                                ----------------
                                                                        139,468
--------------------------------------------------------------------------------
CONSUMER STAPLES--7.4%
--------------------------------------------------------------------------------
BEVERAGES--1.5%
Coca-Cola Co. (The)                                     20,500          915,940
--------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                600           12,498
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                         3,900          138,450
--------------------------------------------------------------------------------
PepsiCo, Inc.                                           19,220        1,254,297
                                                                ----------------
                                                                      2,321,185
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Costco Wholesale Corp.                                   6,900          342,792
--------------------------------------------------------------------------------
Kroger Co. (The)                                         2,600           60,164
--------------------------------------------------------------------------------
Longs Drug Stores, Inc. 1                                  300           13,803
--------------------------------------------------------------------------------
Safeway, Inc.                                           17,900          543,265
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                   19,600          966,672
--------------------------------------------------------------------------------
Walgreen Co.                                               300           13,317
                                                                ----------------
                                                                      1,940,013
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Campbell Soup Co.                                       11,300          412,450
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                     25,900          634,032
--------------------------------------------------------------------------------
Dean Foods Co. 1,2                                         900           37,818
--------------------------------------------------------------------------------
Del Monte Foods Co.                                      1,900           19,855
--------------------------------------------------------------------------------
Flowers Foods, Inc. 1                                      200            5,376
--------------------------------------------------------------------------------
General Mills, Inc.                                      5,700          322,620
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                         7,800          327,054
--------------------------------------------------------------------------------
Kellogg Co.                                              1,800           89,136
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A 1                               2,400           85,584
                                                                ----------------
                                                                      1,933,925
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.6%
Colgate-Palmolive Co.                                   10,900          676,890
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                              27,165        1,683,687
                                                                ----------------
                                                                      2,360,577


                              3 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
NBTY, Inc. 2                                               500  $        14,635
--------------------------------------------------------------------------------
TOBACCO--1.7%
Altria Group, Inc.                                      27,800        2,128,090
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                               1,400           77,546
--------------------------------------------------------------------------------
Reynolds American, Inc. 1                                5,200          322,244
                                                                ----------------
                                                                      2,527,880
--------------------------------------------------------------------------------
ENERGY--10.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Grey Wolf, Inc. 1,2                                      2,100           14,028
--------------------------------------------------------------------------------
Nabors Industries Ltd. 2                                 1,500           44,625
--------------------------------------------------------------------------------
NS Group, Inc. 1,2                                         600           38,730
--------------------------------------------------------------------------------
Schlumberger Ltd.                                        9,400          583,082
--------------------------------------------------------------------------------
Tidewater, Inc. 1                                          600           26,514
--------------------------------------------------------------------------------
Veritas DGC, Inc. 2                                        700           46,074
--------------------------------------------------------------------------------
W-H Energy Services, Inc. 1,2                              300           12,441
--------------------------------------------------------------------------------
Weatherford International Ltd. 2                         4,100          171,052
                                                                ----------------
                                                                        936,546
--------------------------------------------------------------------------------
OIL & GAS--9.9%
Anadarko Petroleum Corp.                                 8,800          385,704
--------------------------------------------------------------------------------
Apache Corp.                                             4,500          284,400
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                          3,800          173,180
--------------------------------------------------------------------------------
Chesapeake Energy Corp. 1                               15,700          454,986
--------------------------------------------------------------------------------
Chevron Corp.                                           33,101        2,146,931
--------------------------------------------------------------------------------
Cimarex Energy Co. 1                                     1,200           42,228
--------------------------------------------------------------------------------
Comstock Resources, Inc. 2                                 900           24,435
--------------------------------------------------------------------------------
ConocoPhillips                                          23,628        1,406,575
--------------------------------------------------------------------------------
Devon Energy Corp.                                      10,300          650,445
--------------------------------------------------------------------------------
EOG Resources, Inc.                                      5,900          383,795
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                       77,076        5,171,800
--------------------------------------------------------------------------------
Frontier Oil Corp. 1                                     1,700           45,186
--------------------------------------------------------------------------------
General Maritime Corp. 1                                   300           10,974
--------------------------------------------------------------------------------
Hess Corp.                                              10,700          443,194
--------------------------------------------------------------------------------
Holly Corp.                                                600           25,998
--------------------------------------------------------------------------------
Marathon Oil Corp.                                      11,100          853,590
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                              18,240          877,526
--------------------------------------------------------------------------------
OMI Corp. 1                                                800           17,368
--------------------------------------------------------------------------------
Overseas Shipholding Group, Inc. 1                         500           30,885
--------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 2                        8,400          202,081
--------------------------------------------------------------------------------
Pogo Producing Co. 1                                       600           24,570
--------------------------------------------------------------------------------
St. Mary Land & Exploration Co. 1                          600           22,026
--------------------------------------------------------------------------------
Sunoco, Inc.                                             1,400           87,066
--------------------------------------------------------------------------------
Tesoro Corp.                                             1,100           63,778
--------------------------------------------------------------------------------
Valero Energy Corp. 1                                   10,500          540,435
--------------------------------------------------------------------------------
W&T Offshore, Inc. 1                                       200            5,842


                              4 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
OIL & GAS CONTINUED
XTO Energy, Inc.                                        13,700  $       577,181
                                                                ----------------
                                                                     14,952,179
--------------------------------------------------------------------------------
FINANCIALS--23.3%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.9%
Ameriprise Financial, Inc.                               5,120          240,128
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                            5,200          728,520
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                          8,700        1,471,779
--------------------------------------------------------------------------------
Greenhill & Co., Inc. 1                                    300           20,106
--------------------------------------------------------------------------------
Janus Capital Group, Inc.                                1,700           33,524
--------------------------------------------------------------------------------
Jefferies Group, Inc. 1                                  1,700           48,450
--------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 2                      1,300           23,660
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                          14,600        1,078,356
--------------------------------------------------------------------------------
Mellon Financial Corp.                                  15,200          594,320
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                               19,800        1,548,756
--------------------------------------------------------------------------------
Morgan Stanley                                          21,200        1,545,692
--------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1,2                               300           18,186
--------------------------------------------------------------------------------
Raymond James Financial, Inc. 1                            400           11,696
                                                                ----------------
                                                                      7,363,173
--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.9%
BB&T Corp.                                               6,100          267,058
--------------------------------------------------------------------------------
Comerica, Inc.                                           1,900          108,148
--------------------------------------------------------------------------------
Huntington Bancshares, Inc.                              2,100           50,253
--------------------------------------------------------------------------------
KeyCorp                                                  8,500          318,240
--------------------------------------------------------------------------------
M&T Bank Corp.                                           3,500          419,860
--------------------------------------------------------------------------------
National City Corp.                                     14,900          545,340
--------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                            900           25,776
--------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                       4,100          297,004
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                     8,300          641,424
--------------------------------------------------------------------------------
TCF Financial Corp.                                      1,100           28,919
--------------------------------------------------------------------------------
TD Banknorth, Inc.                                         200            5,776
--------------------------------------------------------------------------------
U.S. Bancorp                                            43,125        1,432,613
--------------------------------------------------------------------------------
Wachovia Corp.                                          26,400        1,473,120
--------------------------------------------------------------------------------
Wells Fargo & Co.                                       49,200        1,780,056
                                                                ----------------
                                                                      7,393,587
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
American Express Co.                                     4,900          274,792
--------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                    3,700           92,463
--------------------------------------------------------------------------------
Capital One Financial Corp.                              1,600          125,856
                                                                ----------------
                                                                        493,111
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.7%
Bank of America Corp.                                   68,512        3,670,188
--------------------------------------------------------------------------------
CIT Group, Inc.                                          6,000          291,780
--------------------------------------------------------------------------------
Citigroup, Inc.                                         71,577        3,555,230
--------------------------------------------------------------------------------
International Securities Exchange, Inc., Cl. A             400           18,756
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                    56,804        2,667,516
                                                                ----------------
                                                                     10,203,470


                              5 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
INSURANCE--5.4%
ACE Ltd.                                                 9,600  $       525,408
--------------------------------------------------------------------------------
AFLAC, Inc.                                                300           13,728
--------------------------------------------------------------------------------
Allstate Corp.                                          19,700        1,235,781
--------------------------------------------------------------------------------
American International Group, Inc.                      16,437        1,089,116
--------------------------------------------------------------------------------
AmerUs Group Co. 1                                       1,000           68,010
--------------------------------------------------------------------------------
Aon Corp.                                                4,900          165,963
--------------------------------------------------------------------------------
Assurant, Inc.                                           1,300           69,433
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                     1,000           35,390
--------------------------------------------------------------------------------
Chubb Corp.                                             10,700          555,972
--------------------------------------------------------------------------------
Cincinnati Financial Corp. 1                               900           43,254
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                          1,900           66,519
--------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                              900           40,167
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)            7,900          685,325
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 1                        500           32,895
--------------------------------------------------------------------------------
Lincoln National Corp.                                   9,300          577,344
--------------------------------------------------------------------------------
Loews Corp.                                              5,000          189,500
--------------------------------------------------------------------------------
MBIA, Inc. 1                                             1,100           67,584
--------------------------------------------------------------------------------
MetLife, Inc.                                            1,300           73,684
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                 200            9,620
--------------------------------------------------------------------------------
Old Republic International Corp.                         1,500           33,225
--------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                   13,300          721,924
--------------------------------------------------------------------------------
Progressive Corp. 1                                      1,600           39,264
--------------------------------------------------------------------------------
Prudential Financial, Inc.                              10,900          831,125
--------------------------------------------------------------------------------
Safeco Corp.                                               600           35,358
--------------------------------------------------------------------------------
Safety Insurance Group, Inc.                               400           19,464
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                     19,800          928,422
                                                                ----------------
                                                                      8,153,475
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
CB Richard Ellis Group, Inc., Cl. A 2                    2,100           51,660
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                   600           51,288
--------------------------------------------------------------------------------
Realogy Corp. 2                                          1,350           30,618
--------------------------------------------------------------------------------
Trammell Crow Co. 1,2                                      300           10,953
                                                                ----------------
                                                                        144,519
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.0%
Astoria Financial Corp.                                  2,350           72,427
--------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A 1                        500           13,035
--------------------------------------------------------------------------------
Countrywide Financial Corp.                              5,700          199,728
--------------------------------------------------------------------------------
Fannie Mae                                               1,000           55,910
--------------------------------------------------------------------------------
Freddie Mac                                              3,000          198,990
--------------------------------------------------------------------------------
Golden West Financial Corp.                              2,200          169,950
--------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                3,400           45,050
--------------------------------------------------------------------------------
New York Community Bancorp, Inc. 1                       1,000           16,380
--------------------------------------------------------------------------------
PMI Group, Inc. (The) 1                                  1,200           52,572
--------------------------------------------------------------------------------
Radian Group, Inc. 1                                     1,400           84,000
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                 13,060          567,718
                                                                ----------------
                                                                      1,475,760


                              6 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE--11.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.5%
Amgen, Inc. 2                                            8,300  $       593,699
--------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                   3,000           99,330
                                                                ----------------
                                                                        693,029
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Becton, Dickinson & Co.                                  9,200          650,164
--------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1,2                             500           23,295
--------------------------------------------------------------------------------
Medtronic, Inc. 1                                       17,200          798,768
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. 2                                  1,800          121,500
                                                                ----------------
                                                                      1,593,727
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.6%
Aetna, Inc.                                              2,500           98,875
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                  4,400          198,880
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                   11,300          742,862
--------------------------------------------------------------------------------
Caremark Rx, Inc.                                       15,100          855,717
--------------------------------------------------------------------------------
CIGNA Corp.                                              1,700          197,744
--------------------------------------------------------------------------------
Express Scripts, Inc. 2                                  1,700          128,333
--------------------------------------------------------------------------------
HCA, Inc.                                               10,800          538,812
--------------------------------------------------------------------------------
Humana, Inc. 2                                           2,200          145,398
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 2                   1,200           78,684
--------------------------------------------------------------------------------
Magellan Health Services, Inc. 1,2                         100            4,260
--------------------------------------------------------------------------------
Manor Care, Inc. 1                                         900           47,052
--------------------------------------------------------------------------------
McKesson Corp.                                          14,200          748,624
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 2                            600           27,360
--------------------------------------------------------------------------------
Quest Diagnostics, Inc. 1                                4,900          299,684
--------------------------------------------------------------------------------
Sierra Health Services, Inc. 2                           1,700           64,328
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                30,982        1,524,314
--------------------------------------------------------------------------------
WellPoint, Inc. 2                                       16,367        1,261,077
                                                                ----------------
                                                                      6,962,004
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.0%
Emdeon Corp. 1,2                                         2,300           26,933
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.7%
Abbott Laboratories                                     17,100          830,376
--------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                      800           18,712
--------------------------------------------------------------------------------
Andrx Corp. 2                                            1,000           24,430
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                16,400          408,688
--------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1,2                    300            9,765
--------------------------------------------------------------------------------
Forest Laboratories, Inc. 2                              4,300          217,623
--------------------------------------------------------------------------------
Johnson & Johnson                                       39,018        2,533,829
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 2                             4,700           80,041
--------------------------------------------------------------------------------
Merck & Co., Inc.                                       41,500        1,738,850
--------------------------------------------------------------------------------
Pfizer, Inc.                                            86,865        2,463,491
--------------------------------------------------------------------------------
Sciele Pharma, Inc. 1,2                                    200            3,768
--------------------------------------------------------------------------------
Wyeth                                                    5,000          254,200
                                                                ----------------
                                                                      8,583,773


                              7 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
INDUSTRIALS--12.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.8%
Alliant Techsystems, Inc. 1,2                              800  $        64,848
--------------------------------------------------------------------------------
Boeing Co.                                              13,200        1,040,820
--------------------------------------------------------------------------------
General Dynamics Corp.                                  12,300          881,541
--------------------------------------------------------------------------------
Honeywell International, Inc.                           12,800          523,520
--------------------------------------------------------------------------------
Lockheed Martin Corp. 1                                 12,400        1,067,144
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                  12,900          878,103
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                                 600           11,262
--------------------------------------------------------------------------------
Raytheon Co.                                            18,000          864,180
--------------------------------------------------------------------------------
United Technologies Corp.                                6,400          405,440
                                                                ----------------
                                                                      5,736,858
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
FedEx Corp.                                              4,300          467,324
--------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                       4,300          309,342
                                                                ----------------
                                                                        776,666
--------------------------------------------------------------------------------
AIRLINES--0.3%
AMR Corp. 1,2                                            1,400           32,396
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                    1,700           48,127
--------------------------------------------------------------------------------
Southwest Airlines Co. 1                                19,500          324,870
--------------------------------------------------------------------------------
US Airways Group, Inc. 2                                   800           35,464
                                                                ----------------
                                                                        440,857
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
Masco Corp. 1                                           22,300          611,466
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Administaff, Inc. 1                                        500           16,850
--------------------------------------------------------------------------------
Harland (John H.) Co. 1                                    300           10,935
--------------------------------------------------------------------------------
Ikon Office Solutions, Inc. 1                              600            8,064
--------------------------------------------------------------------------------
Manpower, Inc. 1                                         1,300           79,651
--------------------------------------------------------------------------------
Republic Services, Inc.                                  1,500           60,315
--------------------------------------------------------------------------------
Robert Half International, Inc.                          1,500           50,955
--------------------------------------------------------------------------------
Waste Management, Inc.                                  13,400          491,512
                                                                ----------------
                                                                        718,282
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
EMCOR Group, Inc. 1,2                                      300           16,452
--------------------------------------------------------------------------------
Granite Construction, Inc. 1                             1,000           53,350
--------------------------------------------------------------------------------
Quanta Services, Inc. 1,2                                2,000           33,720
                                                                ----------------
                                                                        103,522
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Acuity Brands, Inc. 1                                      900           40,860
--------------------------------------------------------------------------------
Belden CDT, Inc. 1                                         500           19,115
--------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                              500           42,610
--------------------------------------------------------------------------------
Emerson Electric Co.                                     7,600          637,336
--------------------------------------------------------------------------------
General Cable Corp. 1,2                                    600           22,926
--------------------------------------------------------------------------------
Hubbell, Inc., Cl. B 1                                     400           19,160
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                                3,200          185,920


                              8 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
Smith (A.O.) Corp. 1                                       300  $        11,829
                                                                ----------------
                                                                        979,756
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.5%
3M Co.                                                  12,300          915,366
--------------------------------------------------------------------------------
General Electric Co.                                   109,100        3,851,230
--------------------------------------------------------------------------------
Textron, Inc.                                            2,700          236,250
--------------------------------------------------------------------------------
Tyco International Ltd.                                 10,400          291,096
                                                                ----------------
                                                                      5,293,942
--------------------------------------------------------------------------------
MACHINERY--2.0%
AGCO Corp. 1,2                                             900           22,815
--------------------------------------------------------------------------------
Caterpillar, Inc.                                        8,100          532,980
--------------------------------------------------------------------------------
Crane Co.                                                  300           12,540
--------------------------------------------------------------------------------
Cummins, Inc.                                              300           35,769
--------------------------------------------------------------------------------
Danaher Corp.                                            8,700          597,429
--------------------------------------------------------------------------------
Deere & Co.                                              1,900          159,429
--------------------------------------------------------------------------------
Eaton Corp.                                              7,900          543,915
--------------------------------------------------------------------------------
Flowserve Corp. 2                                          400           20,236
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                               17,000          763,300
--------------------------------------------------------------------------------
Kaydon Corp. 1                                             400           14,808
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The) 1                                500           22,395
--------------------------------------------------------------------------------
Paccar, Inc.                                             1,800          102,636
--------------------------------------------------------------------------------
SPX Corp.                                                1,600           85,504
--------------------------------------------------------------------------------
Toro Co. (The) 1                                           800           33,736
--------------------------------------------------------------------------------
Trinity Industries, Inc.                                   700           22,519
--------------------------------------------------------------------------------
Valmont Industries, Inc. 1                                 200           10,450
--------------------------------------------------------------------------------
Wabtec Corp. 1                                             800           21,704
                                                                ----------------
                                                                      3,002,165
--------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Arkansas Best Corp. 1                                      400           17,212
--------------------------------------------------------------------------------
Avis Budget Group, Inc.                                    530            9,694
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         100            7,344
--------------------------------------------------------------------------------
CSX Corp.                                               16,200          531,846
--------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 2                    200            8,914
--------------------------------------------------------------------------------
Laidlaw International, Inc.                              1,000           27,330
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                   2,000           88,100
--------------------------------------------------------------------------------
Ryder Systems, Inc. 1                                      800           41,344
--------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1,2                         800           18,976
                                                                ----------------
                                                                        750,760
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Applied Industrial Technologies, Inc. 1                    650           15,860
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--17.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.3%
Cisco Systems, Inc. 2                                   75,100        1,727,300
--------------------------------------------------------------------------------
CommScope, Inc. 1,2                                      1,000           32,860
--------------------------------------------------------------------------------
InterDigital Communications Corp. 1,2                      400           13,640
--------------------------------------------------------------------------------
Lucent Technologies, Inc. 1,2                           46,300          108,342


                              9 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
--------------------------------------------------------------------------------
Motorola, Inc.                                          45,600  $     1,140,000
--------------------------------------------------------------------------------
Polycom, Inc. 1,2                                        2,200           53,966
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                          10,700          388,945
                                                                ----------------
                                                                      3,465,053
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.2%
Apple Computer, Inc. 2                                   4,400          338,932
--------------------------------------------------------------------------------
Dell, Inc. 2                                            59,100        1,349,844
--------------------------------------------------------------------------------
EMC Corp. 2                                             56,200          673,276
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                     44,900        1,647,381
--------------------------------------------------------------------------------
International Business Machines Corp.                   27,300        2,236,962
--------------------------------------------------------------------------------
NCR Corp. 2                                                500           19,740
--------------------------------------------------------------------------------
Western Digital Corp. 2                                  7,400          133,940
                                                                ----------------
                                                                      6,400,075
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Agilent Technologies, Inc. 2                            16,100          526,309
--------------------------------------------------------------------------------
Brightpoint, Inc.                                        1,000           14,220
--------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 2                       200           13,230
--------------------------------------------------------------------------------
Plexus Corp. 2                                             900           17,280
--------------------------------------------------------------------------------
Solectron Corp. 2                                       13,700           44,662
--------------------------------------------------------------------------------
Tech Data Corp. 2                                        1,000           36,530
                                                                ----------------
                                                                        652,231
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.2%
Digital Insight Corp. 1,2                                  200            5,864
--------------------------------------------------------------------------------
EarthLink, Inc. 1,2                                      2,600           18,902
--------------------------------------------------------------------------------
Google, Inc., Cl. A 2                                    4,200        1,687,980
--------------------------------------------------------------------------------
RealNetworks, Inc. 1,2                                   1,500           15,915
--------------------------------------------------------------------------------
United Online, Inc. 1                                    2,450           29,841
--------------------------------------------------------------------------------
VeriSign, Inc. 1,2                                       1,700           34,340
                                                                ----------------
                                                                      1,792,842
--------------------------------------------------------------------------------
IT SERVICES--1.0%
Affiliated Computer Services, Inc., Cl. A 1,2              700           36,302
--------------------------------------------------------------------------------
Ceridian Corp. 2                                         1,300           29,068
--------------------------------------------------------------------------------
Computer Sciences Corp. 2                                6,400          314,368
--------------------------------------------------------------------------------
Convergys Corp. 2                                        2,000           41,300
--------------------------------------------------------------------------------
CSG Systems International, Inc. 1,2                        600           15,858
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                            1,100           26,972
--------------------------------------------------------------------------------
First Data Corp.                                        21,300          894,600
--------------------------------------------------------------------------------
Fiserv, Inc. 2                                           2,100           98,889
--------------------------------------------------------------------------------
MoneyGram International, Inc. 1                            800           23,248
--------------------------------------------------------------------------------
MPS Group, Inc. 1,2                                      1,100           16,621
--------------------------------------------------------------------------------
Paychex, Inc.                                              500           18,425
                                                                ----------------
                                                                      1,515,651
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Xerox Corp. 2                                           37,100          577,276


                             10 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.8%
Analog Devices, Inc.                                     7,900  $       232,181
--------------------------------------------------------------------------------
Applied Materials, Inc.                                 29,900          530,127
--------------------------------------------------------------------------------
Atmel Corp. 1,2                                          4,400           26,576
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                            900           39,519
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 2                  21,813          829,112
--------------------------------------------------------------------------------
Intel Corp.                                             86,900        1,787,533
--------------------------------------------------------------------------------
Intersil Corp., Cl. A 1                                    700           17,185
--------------------------------------------------------------------------------
Lam Research Corp. 2                                     2,100           95,193
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1,2                      1,500           54,945
--------------------------------------------------------------------------------
Micron Technology, Inc. 2                               34,700          603,780
--------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                        1,700           24,259
--------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                               3,100           18,228
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                 42,700        1,419,775
--------------------------------------------------------------------------------
Zoran Corp. 2                                            1,000           16,080
                                                                ----------------
                                                                      5,694,493
--------------------------------------------------------------------------------
SOFTWARE--4.0%
BEA Systems, Inc. 2                                      7,600          115,520
--------------------------------------------------------------------------------
BMC Software, Inc. 1,2                                   3,000           81,660
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 2                           1,000           16,960
--------------------------------------------------------------------------------
Fair Isaac Corp. 1                                       1,500           54,855
--------------------------------------------------------------------------------
Intuit, Inc. 1,2                                        15,600          500,604
--------------------------------------------------------------------------------
Mentor Graphics Corp. 1,2                                  600            8,448
--------------------------------------------------------------------------------
Microsoft Corp.                                        116,600        3,186,678
--------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                             100           10,183
--------------------------------------------------------------------------------
Oracle Corp. 2                                          92,800        1,646,272
--------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                             500           19,755
--------------------------------------------------------------------------------
Sybase, Inc. 2                                             500           12,120
--------------------------------------------------------------------------------
Symantec Corp. 2                                        12,800          272,384
--------------------------------------------------------------------------------
Synopsys, Inc. 2                                         2,800           55,216
--------------------------------------------------------------------------------
TIBCO Software, Inc. 2                                   4,500           40,410
                                                                ----------------
                                                                      6,021,065
--------------------------------------------------------------------------------
MATERIALS--2.9%
--------------------------------------------------------------------------------
CHEMICALS--1.2%
Air Products & Chemicals, Inc.                           8,300          550,871
--------------------------------------------------------------------------------
Dow Chemical Co. (The)                                   6,900          268,962
--------------------------------------------------------------------------------
Ecolab, Inc. 1                                           1,500           64,230
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                          700           16,408
--------------------------------------------------------------------------------
Hercules, Inc. 2                                         1,000           15,770
--------------------------------------------------------------------------------
NewMarket Corp.                                            300           17,448
--------------------------------------------------------------------------------
OM Group, Inc. 1,2                                         500           21,970
--------------------------------------------------------------------------------
PPG Industries, Inc.                                     6,600          442,728
--------------------------------------------------------------------------------
Rohm & Haas Co.                                          6,800          321,980
--------------------------------------------------------------------------------
Tronox, Inc., Cl. B 1                                      791           10,101
                                                                ----------------
                                                                      1,730,468


                             11 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Packaging Corp. of America                                 500  $        11,600
--------------------------------------------------------------------------------
Pactiv Corp. 2                                           2,200           62,524
--------------------------------------------------------------------------------
Temple-Inland, Inc. 1                                      900           36,090
                                                                ----------------
                                                                        110,214
--------------------------------------------------------------------------------
METALS & MINING--1.6%
AK Steel Holding Corp. 1,2                               2,900           35,206
--------------------------------------------------------------------------------
Carpenter Technology Corp.                                 700           75,257
--------------------------------------------------------------------------------
Chaparral Steel Co. 1,2                                    400           13,624
--------------------------------------------------------------------------------
Commercial Metals Co.                                    1,100           22,363
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B 1           11,100          591,186
--------------------------------------------------------------------------------
Nucor Corp.                                             13,700          678,013
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                       6,200          525,140
--------------------------------------------------------------------------------
Quanex Corp. 1                                             750           22,763
--------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                            1,100           35,354
--------------------------------------------------------------------------------
Ryerson, Inc. 1                                            200            4,378
--------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 1                         500           15,770
--------------------------------------------------------------------------------
Southern Copper Corp. 1                                  3,600          333,000
--------------------------------------------------------------------------------
Steel Dynamics, Inc. 1                                     800           40,360
--------------------------------------------------------------------------------
United States Steel Corp. 1                              1,000           57,680
--------------------------------------------------------------------------------
Worthington Industries, Inc. 1                           1,800           30,708
                                                                ----------------
                                                                      2,480,802
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.4%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.7%
AT&T, Inc.                                              28,269          920,439
--------------------------------------------------------------------------------
BellSouth Corp.                                         19,200          820,800
--------------------------------------------------------------------------------
CenturyTel, Inc.                                         1,900           75,373
--------------------------------------------------------------------------------
Citizens Communications Co. 1                            4,400           61,776
--------------------------------------------------------------------------------
Embarq Corp.                                             1,249           60,414
--------------------------------------------------------------------------------
Qwest Communications International, Inc. 1,2            93,400          814,448
--------------------------------------------------------------------------------
Verizon Communications, Inc.                            33,000        1,225,290
                                                                ----------------
                                                                      3,978,540
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
Alltel Corp.                                             1,000           55,500
--------------------------------------------------------------------------------
Leap Wireless International, Inc. 1,2                      200            9,698
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                     59,986        1,028,760
                                                                ----------------
                                                                      1,093,958
--------------------------------------------------------------------------------
UTILITIES--1.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
American Electric Power Co., Inc.                       17,100          621,927
--------------------------------------------------------------------------------
Edison International, Inc.                               2,200           91,608
--------------------------------------------------------------------------------
Progress Energy, Inc.                                      600           27,228
                                                                ----------------
                                                                        740,763
--------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Constellation Energy Group, Inc.                         2,300          136,160


                             12 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
ONEOK, Inc. 1                                            1,700  $        64,243
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.7%
Alliant Energy Corp. 1                                   1,000           35,730
--------------------------------------------------------------------------------
Avista Corp. 1                                             400            9,472
--------------------------------------------------------------------------------
Duke Energy Corp.                                       15,000          453,000
--------------------------------------------------------------------------------
PG&E Corp.                                              13,700          570,603
                                                                ----------------
                                                                      1,068,805
                                                                ----------------
Total Common Stocks (Cost $135,690,958)                             150,147,031
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization Preferred
Shares 2 (Cost $0)                                       2,000                6

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
--------------------------------------------------------------------------------
Undivided interest of 0.03% in joint repurchase
agreement (Principal Amount/Value
$1,469,294,000, with a maturity value of
$1,469,936,816) with UBS Warburg LLC, 5.25%,
dated 9/29/06, to be repurchased at $434,190 on
10/2/06, collateralized by Federal National
Mortgage Assn., 5%, 2/1/36, with a value of
$1,502,659,342 (Cost $434,000)                   $     434,000          434,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED) (COST $136,124,958)                              150,581,037
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--6.9% 3
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.9%
Undivided interest of 0.26% in joint repurchase
agreement (Principal Amount/Value
$3,950,000,000, with a maturity value of
$3,951,787,375) with Nomura Securities, 5.43%,
dated 9/29/06, to be repurchased at $10,428,787
on 10/2/06, collateralized by U.S. Agency
Mortgages, 0.00%-22.12%, 3/15/14-6/25/43,
with a value of $4,029,000,000
(Cost $10,424,070)                                  10,424,070       10,424,070
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $146,549,028)          106.7%     161,005,107
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                     (6.7)     (10,152,762)

                                                 -------------------------------
NET ASSETS                                               100.0% $   150,852,345
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See accompanying Notes.

2. Non-income producing security.

3. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                             13 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities                $      148,902,373
                                              ===================

Gross unrealized appreciation                 $       14,521,531
Gross unrealized depreciation                         (2,418,797)
                                              -------------------
Net unrealized appreciation                   $       12,102,734
                                              ===================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be


                             14 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Portfolio is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Portfolio on the next business day. Cash collateral may be invested in approved investments and the Portfolio bears the risk of any loss in value of these investments. The Portfolio retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Portfolio had on loan securities valued at $10,164,796, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Reciveable for Investments sold." Collateral of $10,424,070 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                             15 | GROWTH PORTFOLIO




Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--61.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.4%
--------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Ford Motor Co.                                          8,700    $       70,383
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
Harrah's Entertainment, Inc.                           18,700         1,242,241
--------------------------------------------------------------------------------
McDonald's Corp.                                       15,500           606,360
                                                                 ---------------
                                                                      1,848,601
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
Stanley Works (The)                                    17,000           847,450
--------------------------------------------------------------------------------
MEDIA--2.4%
CBS Corp., Cl. B                                       42,350         1,193,000
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                 92,000         3,390,200
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                27,400           538,410
--------------------------------------------------------------------------------
Time Warner, Inc.                                       5,200            94,796
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                  17,800           550,198
                                                                 ---------------
                                                                      5,766,604
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
J.C. Penney Co., Inc. (Holding Co.)                    31,100         2,126,929
--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Circuit City Stores, Inc./Circuit City Group           85,500         2,146,905
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Hanesbrands, Inc. 1                                    13,787           310,345
--------------------------------------------------------------------------------
CONSUMER STAPLES--5.1%
--------------------------------------------------------------------------------
BEVERAGES--0.3%
Coca-Cola Co. (The)                                    14,500           647,860
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.2%
Costco Wholesale Corp.                                 46,800         2,325,024
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                  11,400           562,248
                                                                 ---------------
                                                                      2,887,272
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.5%
Archer-Daniels-Midland Co.                             42,600         1,613,688
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                       46,100         1,932,973
--------------------------------------------------------------------------------
Hershey Co. (The)                                      15,700           839,165
--------------------------------------------------------------------------------
Sara Lee Corp.                                        110,300         1,772,521
                                                                 ---------------
                                                                      6,158,347
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
Clorox Co. (The)                                       10,400           655,200
--------------------------------------------------------------------------------
TOBACCO--0.8%
Altria Group, Inc.                                     24,700         1,890,785
--------------------------------------------------------------------------------
ENERGY--5.0%
--------------------------------------------------------------------------------
OIL & GAS--5.0%
Apache Corp.                                           15,700           992,240
--------------------------------------------------------------------------------
Chevron Corp.                                          17,400         1,128,564
--------------------------------------------------------------------------------
ConocoPhillips                                         71,700         4,268,301
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                      46,900         3,146,990
--------------------------------------------------------------------------------
Marathon Oil Corp.                                     18,400         1,414,960
--------------------------------------------------------------------------------
Valero Energy Corp.                                    23,700         1,219,839
                                                                 ---------------
                                                                     12,170,894


                           1 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
FINANCIALS--16.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Goldman Sachs Group, Inc. (The)                         3,300    $      558,261
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                          7,600           561,336
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                              10,500           821,310
--------------------------------------------------------------------------------
Morgan Stanley                                          2,900           211,439
                                                                 ---------------
                                                                      2,152,346
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.8%
Fifth Third Bancorp                                    49,300         1,877,344
--------------------------------------------------------------------------------
National City Corp.                                    26,900           984,540
--------------------------------------------------------------------------------
U.S. Bancorp                                           45,751         1,519,848
--------------------------------------------------------------------------------
Wachovia Corp.                                         28,000         1,562,400
--------------------------------------------------------------------------------
Wells Fargo & Co.                                      75,000         2,713,500
--------------------------------------------------------------------------------
Zions Bancorp                                           6,600           526,746
                                                                 ---------------
                                                                      9,184,378
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
Capital One Financial Corp.                             6,700           527,022
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.8%
Bank of America Corp.                                  91,200         4,885,584
--------------------------------------------------------------------------------
CIT Group, Inc.                                        42,600         2,071,638
--------------------------------------------------------------------------------
Citigroup, Inc.                                       106,400         5,284,888
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   40,100         1,883,096
                                                                 ---------------
                                                                     14,125,206
--------------------------------------------------------------------------------
INSURANCE--4.0%
AMBAC Financial Group, Inc.                             9,000           744,750
--------------------------------------------------------------------------------
American International Group, Inc.                     42,200         2,796,172
--------------------------------------------------------------------------------
Chubb Corp.                                            41,800         2,171,928
--------------------------------------------------------------------------------
Prudential Financial, Inc.                             36,000         2,745,000
--------------------------------------------------------------------------------
Safeco Corp.                                           19,600         1,155,028
                                                                 ---------------
                                                                      9,612,878
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
Countrywide Financial Corp.                            92,000         3,223,680
--------------------------------------------------------------------------------
HEALTH CARE--6.0%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.5%
Aetna, Inc.                                            13,600           537,880
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                65,600         2,965,120
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                  26,000         1,709,240
--------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                           29,800         1,535,296
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                                16,000         1,207,840
--------------------------------------------------------------------------------
Humana, Inc. 1                                         26,000         1,718,340
--------------------------------------------------------------------------------
McKesson Corp.                                         58,500         3,084,120
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                               11,400           560,880
                                                                 ---------------
                                                                     13,318,716
--------------------------------------------------------------------------------
PHARMACEUTICALS--0.5%
King Pharmaceuticals, Inc. 1                           31,600           538,148
--------------------------------------------------------------------------------
Schering-Plough Corp.                                  24,100           532,369
                                                                 ---------------
                                                                      1,070,517


                           2 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INDUSTRIALS--8.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.8%
Honeywell International, Inc.                          33,100    $    1,353,790
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                   5,600           481,936
                                                                 ---------------
                                                                      1,835,726
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Donnelley (R.R.) & Sons Co.                            29,800           982,208
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.8%
Cooper Industries Ltd., Cl. A                          19,300         1,644,746
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                              47,800         2,777,180
                                                                 ---------------
                                                                      4,421,926
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.2%
3M Co.                                                 21,000         1,562,820
--------------------------------------------------------------------------------
General Electric Co.                                   87,400         3,085,220
--------------------------------------------------------------------------------
Textron, Inc.                                           8,200           717,500
                                                                 ---------------
                                                                      5,365,540
--------------------------------------------------------------------------------
MACHINERY--1.7%
Eaton Corp.                                            25,100         1,728,135
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                              15,000           673,500
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                         43,900         1,667,322
                                                                 ---------------
                                                                      4,068,957
--------------------------------------------------------------------------------
ROAD & RAIL--1.3%
Burlington Northern Santa Fe Corp.                      7,500           550,800
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                 61,800         2,722,290
                                                                 ---------------
                                                                      3,273,090
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.5%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.3%
Apple Computer, Inc. 1                                 29,700         2,287,791
--------------------------------------------------------------------------------
Dell, Inc. 1                                          144,600         3,302,664
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                   130,000         4,769,700
                                                                 ---------------
                                                                     10,360,155
--------------------------------------------------------------------------------
IT SERVICES--0.2%
Computer Sciences Corp. 1                               9,300           456,816
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
Altera Corp. 1                                         68,100         1,251,678
--------------------------------------------------------------------------------
Intel Corp.                                            30,700           631,499
                                                                 ---------------
                                                                      1,883,177
--------------------------------------------------------------------------------
SOFTWARE--1.2%
BMC Software, Inc. 1                                   44,800         1,219,456
--------------------------------------------------------------------------------
Microsoft Corp.                                        64,200         1,754,586
                                                                 ---------------
                                                                      2,974,042
--------------------------------------------------------------------------------
MATERIALS--2.5%
--------------------------------------------------------------------------------
CHEMICALS--0.9%
Dow Chemical Co. (The)                                 42,600         1,660,548
--------------------------------------------------------------------------------
Rohm & Haas Co.                                        11,400           539,790
                                                                 ---------------
                                                                      2,200,338


                           3 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
METALS & MINING--1.3%
Alcoa, Inc.                                            48,300    $    1,354,332
--------------------------------------------------------------------------------
Nucor Corp.                                            25,700         1,271,893
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                      6,000           508,200
                                                                 ---------------
                                                                      3,134,425
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
MeadWestvaco Corp.                                     23,100           612,381
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.3%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.3%
AT&T, Inc.                                            167,142         5,442,144
--------------------------------------------------------------------------------
BellSouth Corp.                                        33,600         1,436,400
--------------------------------------------------------------------------------
Citizens Communications Co.                            86,900         1,220,076
--------------------------------------------------------------------------------
Verizon Communications, Inc.                           61,400         2,279,782
                                                                 ---------------
                                                                     10,378,402
--------------------------------------------------------------------------------
UTILITIES--2.5%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.7%
FirstEnergy Corp.                                      57,700         3,223,122
--------------------------------------------------------------------------------
Progress Energy, Inc.                                  19,800           898,524
                                                                 ---------------
                                                                      4,121,646
--------------------------------------------------------------------------------
ENERGY TRADERS--0.8%
TXU Corp.                                              32,200         2,013,144
                                                                 ---------------
Total Common Stocks (Cost $136,432,318)                             148,824,291

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.2%
--------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan
Pass-Through Certificates, Series 2005-HE7,
Cl. A2B, 5.51%, 11/25/35 2                       $    230,000           230,246
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8,
Cl. A2, 5.81%, 5/25/34 2                              770,000           773,460
--------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed
Pass-Through Certificates, Series 2006-W5,
Cl. A2B, 5.43%, 5/26/36 2                             310,000           310,194
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2,
Automobile Asset-Backed Securities, Series
2004-2, Cl. A3, 3.58%, 1/15/09                        530,000           522,552
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-C,
Asset-Backed Certificates, Series 2005-C, Cl.
AF1, 4.196%, 6/25/35                                   38,600            38,483
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D,
Asset-Backed Certificates, Series 2005-D, Cl.
AV2, 5.60%, 10/25/35 2                                440,000           440,483
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A,
Asset-Backed Certificates, Series 2006-A, Cl.
AV2, 5.43%, 5/16/36 2                                 380,000           380,238
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit
Card Receivable Nts., Series 2003-C4, Cl. C4,
5%, 6/10/15                                            70,000            68,127
--------------------------------------------------------------------------------
Consumer Credit Reference Index Securities
Program, Credit Card Asset-Backed
Certificates, Series 2002-B, Cl. FX, 10.421%,
3/22/07 3                                             500,000           507,589
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4,
Asset-Backed Certificates, Series 2002-4, Cl.
A1, 5.70% 2/25/33 2                                     8,112             8,121
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-7,
Asset-Backed Certificates, Series 2005-7, Cl.
AF1B, 4.317%, 11/25/35 2                               34,828            34,727
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-16, Asset-Backed Certificates, Series
2005-16, Cl. 2AF2, 5.382%, 5/25/36 2                  160,000           159,752


                           4 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.53%, 5/25/36 2       $    235,574    $      235,859
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 2           110,000           109,800
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10,
Mtg. Pass-Through Certificates, Series
2005-FF10, Cl. A3, 5.54%, 11/25/35 2                  660,000           660,702
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5,
Mtg. Pass-Through Certificates, Series
2006-FF5, Cl. 2A1, 5.38%, 5/15/36 2                   204,026           204,168
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9,
Mtg. Pass-Through Certificates, Series
2006-FF9, Cl. 2A2, 5.434%, 7/7/36 2                   150,000           150,094
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10,
Mtg. Pass-Through Certificates, Series
2006-FF10, Cl. A3, 5.414%, 7/25/36 2                  290,000           290,181
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan
Pass-Through Certificates, Series 2005-A, Cl.
A3, 3.48%, 11/17/08                                   282,180           280,106
--------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity
Loan Pass-Through Certificates, Series
2005-3, Cl. A1, 5.59%, 1/20/35 2                      235,012           235,378
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. 2A1B, 5.18%,
8/25/35 2                                             327,837           326,934
--------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust,
Asset-Backed Certificates, Series 2001-1A,
Cl. A1, 8.33%, 4/25/31 4                            1,034,933         1,056,419
--------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit
Card Receivables, Series 2003-C7, Cl. C7,
6.68%, 3/15/16 2                                      690,000           733,427
--------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg.
Pass-Through Certificates, Series 2005-WMC6,
Cl. A2B, 5.59%, 7/25/35 2                             190,000           190,437
--------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile
Receivable Obligations, Series 2005-B, Cl.
A2, 4.03%, 4/15/08                                     34,645            34,649
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 5.43%,
7/1/36 2                                              490,000           490,307
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
2004-5, Mtg. Pass-Through Certificates,
Series 2004-5, Cl. AF2, 3.735%, 11/10/34 2             73,635            73,286
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
2005-1, Mtg. Pass-Through Certificates,
Series 2005-1, Cl. AF2, 3.914%, 5/25/35 2              90,798            90,208
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
2005-2, Mtg. Pass-Through Certificates,
Series 2005-2, Cl. AF2, 4.415%, 4/25/35 2             170,000           168,449
--------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2004-RS7,
Cl. AI32 4.45%, 7/25/28                               330,835           328,053
--------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-RS4,
Cl. A1, 5.41%, 7/25/36 2                              183,580           183,695
--------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-2, Cl.
A1, 5.39%, 4/25/36 2                                  209,306           209,450
--------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg.
Pass-Through Certificates:
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33               12,375            12,316
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35              389,167           387,937
--------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed
Securities 2006-2 Trust, Home Equity
Asset-Backed Certificates, Series 2006-2, Cl.
A2, 5.424%, 7/25/36 2                                 300,000           300,188
                                                                 ---------------
Total Asset-Backed Securities
(Cost $10,215,372)                                                   10,226,015


                           5 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--26.4%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--22.6%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--22.3%
Federal Home Loan Mortgage Corp.:
4.50%, 10/1/18-5/1/19                            $  1,968,782    $    1,901,477
5%, 8/1/33                                          1,123,844         1,084,862
5%, 10/1/36 5                                          29,000            27,894
6.50%, 4/1/18-4/1/34                                  365,644           373,974
7%, 5/1/30-1/1/34                                   2,186,161         2,251,154
8%, 4/1/16                                            172,714           182,696
9%, 8/1/22-5/1/25                                      51,772            55,474
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd.
Multiclass Mtg. Participation Certificates,
Series 3153, Cl. FJ, 5.71%, 5/15/36 2                 186,311           186,851
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd.
Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 2055, Cl. ZM, 6.50%, 5/15/28                   206,864           211,154
Series 2080, Cl. Z, 6.50%, 8/15/28                    135,195           138,187
Series 2387, Cl. PD, 6%, 4/15/30                       98,007            98,125
Series 2500, Cl. FD, 5.83%, 3/15/32 2                  65,124            65,804
Series 2526, Cl. FE, 5.73%, 6/15/29 2                  95,439            95,845
Series 2551, Cl. FD, 5.73%, 1/15/33 2                  74,584            75,399
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 13.516%, 6/1/26 6                 144,606            32,242
Series 183, Cl. IO, 10.585%, 4/1/27 6                 222,003            48,238
Series 184, Cl. IO, 15.886%, 12/1/26 6                238,055            53,170
Series 192, Cl. IO, 14.168%, 2/1/28 6                  60,996            13,003
Series 200, Cl. IO, 13.387%, 1/1/29 6                  73,712            16,137
Series 2003-118, Cl. S, 10.01%, 12/25/33 6            904,204            99,460
Series 2005-87, Cl. SG, 10.772%, 10/25/35 6         1,433,230            82,992
Series 2130, Cl. SC, (1.276)%, 3/15/29 6              171,753            10,702
Series 2796, Cl. SD, 1.63%, 7/15/26 6                 249,380            16,741
Series 2920, Cl. S, (0.432)%, 1/15/35 6             1,085,187            52,277
Series 3000, Cl. SE, (3.796)%, 7/15/25 6            1,218,156            46,579
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed Security,
Series 176, Cl. PO, 4.45%, 6/1/26 7                    59,204            48,614
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/21 5                                    1,067,000         1,029,655
5%, 6/1/18-3/1/34                                   3,573,887         3,489,261
5%, 10/1/21-10/1/36 5                               6,939,000         6,715,330
5.50%, 3/1/33-1/1/34                                6,025,776         5,955,225
5.50%, 10/1/21-10/1/36 5                            5,932,000         5,867,254
6%, 5/1/29-11/1/32                                    769,208           776,541
6%, 10/1/21-10/1/36 5                               4,887,000         4,948,220
6.50%, 5/1/17-11/1/31                               3,514,120         3,599,286
6.50%, 10/1/36 5                                    1,815,000         1,848,465
7%, 11/1/17-10/1/35                                   796,246           820,656
7.50%, 5/1/07-3/1/33                                1,298,217         1,347,370
8.50%, 7/1/32                                          10,638            11,455
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor
Trust, CMO, Trust 2002-T1, Cl. A2, 7%,
11/25/31                                              374,174           385,604


                           6 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., CMO Gtd.
Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22               $    317,682    $      322,021
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                  369,196           380,722
Trust 2001-50, Cl. NE, 6%, 8/25/30                     50,320            50,435
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                490,208           500,345
Trust 2001-70, Cl. LR, 6%, 9/25/30                     79,898            80,047
Trust 2001-72, Cl. NH, 6%, 4/25/30                     31,615            31,600
Trust 2001-74, Cl. PD, 6%, 5/25/30                     13,065            13,037
Trust 2002-9, Cl. PC, 6%, 3/25/17                     411,504           417,770
Trust 2002-77, Cl. WF, 5.73%, 12/18/32 2              111,349           112,286
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                 662,000           656,436
Trust 2004-101, Cl. BG, 5%, 1/25/20                   452,000           441,890
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                 250,000           244,492
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25               270,000           261,244
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                 970,000           971,317
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                740,000           742,533
Trust 2006-50, Cl. KS, 4.657%, 6/25/36 2              161,160           157,124
Trust 2006-50, Cl. SA, 4.657%, 6/25/36 2               76,117            73,659
Trust 2006-50, Cl. SK, 5.657%, 6/25/36 2              594,305           582,565
Trust 2006-57, Cl. PA, 5.50%, 8/25/27               1,046,503         1,048,595
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                 444,000           432,856
--------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd.
Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 1993-223, Cl. PM, 0.65%, 10/25/23 6             177,460            14,044
Trust 2002-47, Cl. NS, 0.406%, 4/25/32 6              300,158            23,912
Trust 2002-51, Cl. S, 0.525%, 8/25/32 6               275,618            21,585
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 13.955%, 6/1/23 6                   484,071           104,800
Trust 240, Cl. 2, 16.22%, 9/1/23 6                    561,317           124,928
Trust 252, Cl. 2, 10.558%, 11/1/23 6                  371,749            91,673
Trust 273, Cl. 2, 14.184%, 8/1/26 6                   107,604            23,598
Trust 319, Cl. 2, 11.535%, 2/1/32 6                   109,612            25,230
Trust 321, Cl. 2, 6.546%, 4/1/32 6                  1,251,242           288,385
Trust 322, Cl. 2, 15.284%, 4/1/32 6                   435,132            99,464
Trust 329, Cl. 2, 10.176%, 1/1/33 6                   485,964           116,679
Trust 331, Cl. 9, 8.12%, 2/1/33 6                     313,228            76,483
Trust 334, Cl. 17, 16.506%, 2/1/33 6                  201,866            44,807
Trust 340, Cl. 2, 8.005%, 9/1/33 6                     62,220            15,246
Trust 344, Cl. 2, 8.054%, 12/1/33 6                 1,302,039           301,482
Trust 362, Cl. 12, 4.14%, 8/1/35 6                    558,203           120,027
Trust 362, Cl. 13, 4.145%, 8/1/35 6                   309,715            68,839
Trust 2001-65, Cl. S, 9.085%, 11/25/31 6              545,527            50,950
Trust 2001-81, Cl. S, 2.649%, 1/25/32 6               129,422             9,752
Trust 2002-52, Cl. SD, (1.854)%, 9/25/32 6            333,291            27,049
Trust 2002-77, Cl. SH, 2.874%, 12/18/32 6             156,554            14,940
Trust 2002-84, Cl. SA, 10.473%, 12/25/32 6            473,168            47,278


                           7 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2003-4, Cl. S, 9.921%, 2/25/33 6           $    308,010    $       35,008
Trust 2003-33, Cl. SP, 13.034%, 5/25/33 6             502,419            58,808
Trust 2004-54, Cl. DS, (4.509)%, 11/25/30 6           260,633            14,264
Trust 2005-6, Cl. SE, (2.036)%, 2/25/35 6             747,330            37,801
Trust 2005-19, Cl. SA, (2.745)%, 3/25/35 6          2,746,990           140,073
Trust 2005-40, Cl. SA, (2.773)%, 5/25/35 6            622,359            31,435
Trust 2005-71, Cl. SA, 3.309%, 8/25/25 6              771,456            44,090
Trust 2006-33, Cl. SP, 13.681%, 5/25/36 6           1,458,184           113,718
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed Security:
Trust 340, Cl. 1, 5.181%, 9/1/33 7                     62,220            45,084
Trust 1993-184, Cl. M, 5.639%, 9/25/23 7              147,139           119,144
                                                                 ---------------
                                                                     53,934,923
--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National Mortgage Assn.:
7%, 11/15/08-1/15/24                                  163,064           167,592
7.50%, 1/15/09-6/15/24                                272,641           282,388
8%, 5/15/17                                            76,200            80,361
8.50%, 8/15/17-12/15/17                                68,360            72,902
--------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, (5.825)%, 1/16/27 6           282,213            18,287
Series 2002-15, Cl. SM, (9.288)%, 2/16/32 6           308,695            18,987
Series 2002-76, Cl. SY, (5.029)%, 12/16/26 6          643,352            44,938
Series 2004-11, Cl. SM, (8.553)%, 1/17/30 6           225,155            14,481
                                                                 ---------------
                                                                        699,936
--------------------------------------------------------------------------------
NON-AGENCY--3.8%
--------------------------------------------------------------------------------
COMMERCIAL--3.1%
Banc of America Commercial Mortgage, Inc.,
Commercial Mtg. Pass-Through Certificates,
Series 2005-3, Cl. A2, 4.501%, 7/10/43                490,000           479,447
--------------------------------------------------------------------------------
Banc of America Funding Corp., CMO
Pass-Through Certificates, Series 2004-2, Cl.
2A1, 6.50%, 7/20/32                                   406,076           412,971
--------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc.,
CMO Pass-Through Certificates, Series 2004-8,
Cl. 5A1, 6.50%, 5/25/32                               313,575           316,221
--------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc. Mortgage Loan
Trust, CMO, Series 2006-AB2, Cl. A7, 5.961%,
6/25/36                                               604,535           604,016
--------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc. Mortgage Loan
Trust, CMO, Series 2006-AB3, Cl. A7, 6.36%,
4/25/08                                               197,100           197,759
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.,
Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39               320,000           314,888
Series 2005-C3, Cl. A2, 4.853%, 7/10/45               280,000           277,415
--------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
Commercial Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. A3, 6.869%, 7/15/29               118,483           119,373
--------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42              340,000           332,376
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37              300,000           299,685
--------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities
Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42             120,000           117,718


                           8 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42        $    400,000    $      394,579
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series
2005-C5, Cl. A2, 4.885%, 9/15/30                      340,000           337,647
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO
Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                  478,229           475,777
Series 2004-9, Cl. A3, 4.70%, 8/25/34 2               792,194           787,238
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC,
Commercial Mtg. Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                               251,000           269,674
--------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1,
Cl. A2, 5.75%, 1/25/33                                248,103           247,624
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS5,
Cl. 2A2, 6%, 4/25/08                                  716,098           715,615
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust,
Commercial Mtg. Obligations, Series 2005-C17,
Cl. A2, 4.782%, 3/15/42                               590,000           583,548
--------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series
2005-AR5 Trust, Series 2005-AR5, Cl.
A1, 4.673%, 5/25/35 2                                 228,256           227,622
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2004-DD Trust, CMO Mtg. Pass-Through
Certificates, Series 2004-DD, Cl. 2A1,
4.509%, 1/25/35 2                                      26,719            26,635
                                                                 ---------------
                                                                      7,537,828
--------------------------------------------------------------------------------
RESIDENTIAL--0.7%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32               731,569           739,341
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34               633,900           647,341
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates, Series 2005-10, Cl. 2A3B,
5.55%, 1/25/36                                        252,049           250,310
                                                                 ---------------
                                                                      1,636,992
                                                                 ---------------
Total Mortgage-Backed Obligations
(Cost $63,927,280)                                                   63,809,679
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.8%
--------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 8              435,000           413,114
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.,
6%, 5/15/11 9                                         350,000           365,997
--------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.875%, 8/15/17                   51,000            68,918
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.625%, 8/31/11                                       938,000           939,320
4.875%, 8/15/16                                        50,000            50,961
                                                                 ---------------
Total U.S. Government Obligations
(Cost $1,843,640)                                                     1,838,310
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND
NOTES--14.8%
--------------------------------------------------------------------------------
Ahold Finance USA, Inc., 6.25% Sr. Unsec.
Unsub. Nts., 5/1/09                                   445,000           451,675
--------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31        395,000           385,960
--------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr.
Unsec. Nts., 5/1/12                                   365,000           411,302
--------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.20% Nts.,
8/15/15 3                                             500,000           479,232
--------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 10          660,000           629,798
--------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr. Unsec.
Nts., 7/15/15                                         275,000           250,250
--------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr.
Unsec. Nts., 7/15/09                                  295,000           316,244
--------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec.
Nts., 9/1/09                                          535,000           559,581
--------------------------------------------------------------------------------
Cardinal Health, Inc., 5.80% Nts., 10/15/16 3         375,000           374,426
--------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts.,
Series B, 9/1/10                                      475,000           502,580
--------------------------------------------------------------------------------
Centex Corp., 4.875% Sr. Unsec. Nts., 8/15/08         295,000           291,836
--------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts.,
11/1/08                                               245,000           256,294
--------------------------------------------------------------------------------


                           9 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CIT Group, Inc., 5.40% Sr. Nts., 3/7/13          $    480,000    $      478,277
--------------------------------------------------------------------------------
Citigroup, Inc., 6.125% Sub. Nts., 8/25/36            190,000           196,093
--------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25%
Nts., 3/15/11                                         325,000           326,308
--------------------------------------------------------------------------------
Comcast Corp., 6.45% Unsec. Nts., 3/15/37             565,000           567,152
--------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts.,
1/15/10                                               730,000           710,609
--------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                       290,000           277,285
6.125% Nts., 1/15/14                                  245,000           239,418
--------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp.,
7.30% Nts., 1/15/12                                   470,000           500,100
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs.,
4/15/31                                               290,000           341,153
--------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub.
Nts., 6/15/10                                         415,000           452,045
--------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A,
5/15/08                                                58,000            55,968
--------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts.,
10/1/08                                               290,000           288,188
--------------------------------------------------------------------------------
El Paso Corp.:
6.50% Sr. Unsec. Nts., 6/1/08                          95,000            95,594
7.625% Sr. Unsec. Nts., 9/1/08 4                      350,000           360,063
--------------------------------------------------------------------------------
Enterprise Products Operating LP, 7.50% Sr.
Unsec. Unsub. Nts., 2/1/11                            440,000           469,671
--------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10           465,000           505,350
--------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr.
Unsec. Nts., 9/1/08                                   335,000           341,796
--------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub. Nts.,
Series C, 11/15/31                                    430,000           498,671
--------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts.,
9/15/10 3                                             910,000           940,313
--------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                   335,000           338,396
9.393% Unsub. Nts., 12/15/08 2                         69,000            74,448
--------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds,
11/1/31                                               405,000           424,631
--------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345%
Sub. Bonds, 2/15/34                                   630,000           628,006
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series
A 3,10                                                600,000           580,953
--------------------------------------------------------------------------------
HCA, Inc., 8.75% Sr. Nts., 9/1/10                     485,000           491,063
--------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts.,
2/15/11                                               350,000           378,875
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts.,
11/30/35 2                                            500,000           500,759
--------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 3            470,000           473,189
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC,
5.30% Sr. Unsec. Nts., 12/19/08 3                     280,000           277,744
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec.
Nts., 11/14/08 2                                      265,000           273,613
--------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts.,
3/1/12                                                535,000           522,558
--------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub. Nts., 10/1/15        480,000           469,034
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr.
Nts., 1/15/14                                         415,000           381,800
--------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14         335,000           305,226
--------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr.
Unsec. Nts., 8/15/33                                  435,000           473,313
--------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts.,
2/1/13                                                500,000           493,528
--------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09          440,000           460,064
--------------------------------------------------------------------------------
Liberty Media Corp.:
5.70% Sr. Unsec. Nts., 5/15/13                        285,000           270,357
7.875% Sr. Nts., 7/15/09                              125,000           131,489
--------------------------------------------------------------------------------
Limited Brands, Inc., 6.125% Sr. Unsec. Nts.,
12/1/12                                               485,000           491,513
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                       315,000           289,193
7.125% Sr. Unsec. Nts., 6/15/09                       275,000           285,763
--------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec.
Debs., 10/15/07                                       180,000           183,180
--------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts.,
12/1/34                                               375,000           362,396
--------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85% Unsec. Unsub. Nts.,
4/1/12                                                460,000           481,012
--------------------------------------------------------------------------------


                           10 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09      $    475,000    $      471,438
--------------------------------------------------------------------------------
Mission Energy Holding Co., 13.50% Sr. Sec.
Nts., 7/15/08                                         420,000           470,925
--------------------------------------------------------------------------------
Morgan Stanley, 4.75% Sub. Nts., 4/1/14               490,000           466,701
--------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec.
Nts., 11/15/10                                        648,000           699,626
--------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875%
Unsec. Unsub. Nts., 2/1/09                            695,000           729,403
--------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr.
Nts., Cl. A1, 6/15/10 3                               690,833           681,588
--------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748%
Sr. Nts., Series B, 6/1/13 3                          184,710           173,989
--------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts.,
6/30/09                                               620,000           608,348
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series
C, 12/18/23 3                                         510,000           630,200
--------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30%
Nts., 7/1/25                                          500,000           628,888
--------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07           380,000           379,516
--------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09               480,000           471,783
--------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts., 11/15/08              59,000            58,853
--------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts.,
6/15/12                                               210,000           200,888
--------------------------------------------------------------------------------
Reynolds American, Inc., 6.50% Sr. Sec. Nts.,
6/1/07 3                                              299,000           301,283
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec.
Unsub. Nts., 10/15/07                                 132,000           133,971
--------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11          485,000           501,094
--------------------------------------------------------------------------------
Telecom Italia Capital SA, 4% Unsec. Nts.,
11/15/08                                              485,000           470,700
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts.,
11/19/08                                              480,000           472,878
--------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                          210,000           231,710
--------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr.
Nts., 7/15/33                                         390,000           461,318
--------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08            265,000           263,253
--------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                  335,000           337,889
--------------------------------------------------------------------------------
Tyson Foods, Inc., 7.25% Sr. Unsec. Nts.,
10/1/06                                               545,000           545,000
--------------------------------------------------------------------------------
United States Steel Corp., 10.75% Sr. Nts.,
8/1/08                                                 90,000            97,763
--------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                       300,000           291,878
3.875% Sr. Unsec. Nts., 10/15/08                      140,000           133,112
--------------------------------------------------------------------------------
Verizon Global Funding Corp., 7.25% Sr.
Unsec. Unsub. Nts., 12/1/10                           240,000           257,663
--------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub.
Nts., 6/15/07                                         520,000           519,583
--------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts.,
8/1/09                                                355,000           370,917
--------------------------------------------------------------------------------
Williams Cos., Inc. Credit Linked Certificate
Trust (The), 6.75% Nts., 4/15/09 3                    465,000           469,650
--------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09           440,000           478,488
--------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12             325,000           356,243
                                                                 ---------------
Total Non-Convertible Corporate Bonds and
Notes (Cost $35,769,844)                                             35,961,874
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.9%
--------------------------------------------------------------------------------
Undivided interest of 2.04% in joint
repurchase agreement (Principal Amount/Value
$111,922,000, with a maturity value of
$111,966,489) with DB Alex Brown LLC, 4.77%,
dated 9/29/06, to be repurchased at $2,287,909
on 10/2/06, collateralized by U.S. Treasury
Bills, 12/28/06 with a value of
$114,186,962  (Cost $2,287,000)                     2,287,000         2,287,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $250,475,454)         108.6%      262,947,169
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (8.6)      (20,908,976)

                                                 -------------------------------
NET ASSETS                                              100.0%   $  242,038,193
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security.


                           11 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $5,890,156 or 2.43% of the Portfolio's net assets as of September 30, 2006.

4. Illiquid security. The aggregate value of illiquid securities as of September 30, 2006 was $1,416,482, which represents 0.59% of the Portfolio's net assets. See accompanying Notes.

5. When-issued security or forward commitment to be delivered and settled after September 30, 2006. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,754,582 or 1.14% of the Portfolio's net assets as of September 30, 2006.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $212,842 or 0.09% of the Portfolio's net assets as of September 30, 2006.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $193,456. See accompanying Notes.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $     250,530,869
Federal tax cost of other investments               (19,582,927)
                                              ------------------
Total federal tax cost                        $     230,947,942
                                              ==================

Gross unrealized appreciation                 $      16,851,414
Gross unrealized depreciation                        (4,338,702)
                                              ------------------
Net unrealized appreciation                   $      12,512,712
                                              ==================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the


                           12 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2006, the Portfolio had purchased $20,363,745 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK

The Portfolio enters into financial instrument transactions that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that


                           13 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2006, the Portfolio had outstanding futures contracts as follows:

                                                                                  UNREALIZED
                                EXPIRATION   NUMBER OF      VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                 DATES   CONTRACTS   SEPTEMBER 30, 2006   (DEPRECIATION)
---------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                   12/19/06          85   $        9,554,531   $      160,183
U.S. Treasury Nts., 5 yr.         12/29/06          11            1,160,672            6,657
                                                                              ---------------
                                                                                     166,840
                                                                              ---------------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.      12/7/06          18            2,695,629          (17,927)
U.S. Treasury Nts., 2 yr.         12/29/06         124           25,358,000          (60,155)
U.S. Treasury Nts., 10 yr         12/19/06          20            2,161,250           (5,414)
                                                                              ---------------
                                                                                     (83,496)
                                                                              ---------------
                                                                              $       83,344
                                                                              ===============

CREDIT DEFAULT SWAP CONTRACTS

Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Portfolio may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Portfolio may take a short position (purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Portfolio is long or short the swap, respectively).


                           14 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

The Portfolio would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Portfolio pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Portfolio is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of September 30, 2006 is as follows:

                                                           NOTIONAL
                                                             AMOUNT      ANNUAL
                                                        RECEIVED BY    INTEREST
                                                      THE PORTFOLIO   RATE PAID                     UNREALIZED
                                                        UPON CREDIT      BY THE   TERMINATION     APPRECIATION
COUNTERPARTY             REFERENCED DEBT OBLIGATION           EVENT   PORTFOLIO         DATES   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                         CDX.NA.IG.7                  $     900,000       0.400%     12/20/11   $         (275)
                         Weyerhaeuser Co.                   470,000       0.580       9/20/11             (269)
---------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                         Arrow Electronics, Inc.            470,000       0.790       9/20/11           (4,450)
                         Arrow Electronics, Inc.            250,000       0.770       9/20/11           (2,146)
                         Belo Corp.                         285,000       0.650       6/20/11            1,593
                         Belo Corp.                         160,000       0.670       6/20/11              759
                         Belo Corp.                         315,000       0.675       6/20/11            1,429
                         Ford Motor Co.                     230,000       5.300      12/20/08           (1,856)
                         Ford Motor Co.                     490,000       5.400      12/20/08           (5,076)
                         General Motors Corp.               245,000       4.000      12/20/08             (689)
                         General Motors Corp.               240,000       3.950      12/20/08             (414)
                                                                                                ---------------
                                                                                                $      (11,394)
                                                                                                ===============

The Portfolio would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Portfolio receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Portfolio receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of September 30, 2006 is as follows:


                           15 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                           NOTIONAL
                                                             AMOUNT          ANNUAL
                                                            PAID BY        INTEREST
                                                      THE PORTFOLIO   RATE RECEIVED                     UNREALIZED
                                                        UPON CREDIT          BY THE   TERMINATION     APPRECIATION
COUNTERPARTY             REFERENCED DEBT OBLIGATION           EVENT       PORTFOLIO         DATES   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                         Abitibi-Consolidated Co. of
                         Canada                       $     380,000            1.52%      9/20/07   $        1,250
                         Allied Waste North America,
                         Inc.                               150,000            2.00       9/20/09            1,192
                         Allied Waste North America,
                         Inc.                               240,000            2.00       9/20/09            1,908
                         Bombardier, Inc.                   115,000            0.90       9/20/07               11
                         Eastman Kodak Co.                  330,000            1.00      12/20/08               28
                         General Motors Acceptance
                         Corp.                              110,000            2.30       6/20/07              907
                         General Motors Corp.               150,000            6.40      12/20/06            1,710
                         General Motors Corp.                90,000            6.40      12/20/06            1,020
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                         ArvinMeritor, Inc.                 130,000            1.05       9/20/07             (818)
                         ArvinMeritor, Inc.                 105,000            1.10       9/20/07             (614)
                         Bombardier, Inc.                   130,000            1.00       9/20/07              156
                         Bombardier, Inc.                   130,000            1.05       9/20/07              254
                         Ford Motor Co.                     230,000            7.05      12/20/16            3,281
                         Ford Motor Co.                     490,000            7.15      12/20/16            9,575
                         General Motors Acceptance
                         Corp.                              320,000            3.15       6/20/07            5,366
                         General Motors Corp.               245,000            5.80      12/20/16              683
                         General Motors Corp.               240,000            5.75      12/20/16                5
                         Hyundai Motor Manufacturing
                         Alabama LLC                        200,000            0.40       6/20/07              184
                         JC Penney Corp., Inc.              480,000            0.61       6/20/13           (3,074)
                                                                                                    ---------------
                                                                                                    $       23,024
                                                                                                    ===============

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).


                           16 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

As of September 30, 2006, the Portfolio had entered into the following total return swap agreements:

SWAP                      NOTIONAL   PAID BY THE         RECEIVED BY THE         TERMINATION     UNREALIZED
COUNTERPARTY                AMOUNT   PORTFOLIO           PORTFOLIO                     DATES   APPRECIATION
------------------------------------------------------------------------------------------------------------
                                     If negative, the
                                     absolute value of   Lehman Brothers CMBS
                                     the Total Return    Index Spread plus
                                     Amount for a        Total Return Amount
                                     given Index         value for a given
Deutsche Bank AG        $  930,000   Period.             Index Period.               12/1/06   $        685
------------------------------------------------------------------------------------------------------------
                                     If negative, the    If positive, receive
                                     absolute value of   the Spread on the
                                     the Lehman          Lehman Brothers CMBS
Lehman Brothers                      Brothers CMBS AAA   AAA 8.5+ Index Spread
Special Financing,                   8.5+ Index Spread   Return Amount, and
Inc.                     1,040,000   Return Amount.      Carry Amount.               12/1/06            752
                                                                                               -------------

                                                                                               $      1,437
                                                                                               =============

Abbreviation is as follows:

CMBS     Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                           17 | TOTAL RETURN PORTFOLIO



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006